NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
141,004 shares (cost $3,529,462)	$3,917,085
Global Allocation V.I. Fund - Class II (MLVGA2)
15,034 shares (cost $238,717)	241,592
Stock Index Fund, Inc. - Initial Shares (DSIF)
46,074 shares (cost $1,291,887)	1,467,905
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
44,515 shares (cost $177,100)	174,499
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
22,827 shares (cost $661,421)	648,730
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
12,145 shares (cost $415,749)	489,197
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
31,386 shares (cost $185,610)	193,340
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
119,798 shares (cost $4,826,634)	4,436,135
Investors Growth Stock Series - Initial Class (MIGIC)
10,715 shares (cost $103,494)	130,836
Value Series - Initial Class (MVFIC)
397,375 shares (cost $5,047,435)	5,722,204
Core Plus Fixed Income Portfolio - Class I (MSVFI)
12,160 shares (cost $125,315)	129,383
Emerging Markets Debt Portfolio - Class I (MSEM)
17,229 shares (cost $144,634)	164,024
U.S. Real Estate Portfolio - Class I (MSVRE)
58,765 shares (cost $817,703)	916,148
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
51,161 shares (cost $723,059)	780,721
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
8,228 shares (cost $157,251)	162,092
American Funds NVIT Bond Fund - Class II (GVABD2)
7,868 shares (cost $88,801)	92,287
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2,925 shares (cost $59,900)	69,472
American Funds NVIT Growth Fund - Class II (GVAGR2)
7,233 shares (cost $320,051)	437,319
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
534 shares (cost $19,372)	22,076
Federated NVIT High Income Bond Fund - Class I (HIBF)
27,194 shares (cost $187,634)	187,639
Federated NVIT High Income Bond Fund - Class III (HIBF3)
21,125 shares (cost $146,154)	145,764
NVIT Emerging Markets Fund - Class I (GEM)
11,243 shares (cost $130,529)	133,232
NVIT Emerging Markets Fund - Class III (GEM3)
37,405 shares (cost $370,806)	442,499
NVIT International Equity Fund - Class III (GIG3)
3,165 shares (cost $26,591)	29,054
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
5,977 shares (cost $53,623)	54,626
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
22,951 shares (cost $206,245)	191,408
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
53,514 shares (cost $598,283)	585,979
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
518 shares (cost $4,546)	4,628

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
8,257 shares (cost $88,219)	89,173
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
157,435 shares (cost $1,648,913)	1,656,219
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
8,713 shares (cost $92,461)	93,226
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
6,216 shares (cost $60,678)	66,205
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,034 shares (cost $10,036)	10,471
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
6,693 shares (cost $66,664)	72,286
NVIT Core Bond Fund - Class I (NVCBD1)
8,295 shares (cost $90,799)	93,811
NVIT Core Plus Bond Fund - Class I (NVLCP1)
288 shares (cost $3,467)	3,400
NVIT Nationwide Fund - Class IV (TRF4)
135,102 shares (cost $1,248,696)	1,376,693
NVIT Government Bond Fund - Class I (GBF)
8,683 shares (cost $103,255)	100,979
NVIT Government Bond Fund - Class IV (GBF4)
104,931 shares (cost $1,247,628)	1,220,343
American Century NVIT Growth Fund - Class IV (CAF4)
120,271 shares (cost $1,451,773)	1,876,229
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
65,815 shares (cost $628,883)	657,496
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
13,212 shares (cost $135,959)	137,408
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
264,793 shares (cost $2,736,932)	2,981,565
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
171,285 shares (cost $1,659,326)	1,911,539
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
31,139 shares (cost $321,866)	342,221
NVIT Mid Cap Index Fund - Class I (MCIF)
18,779 shares (cost $333,756)	357,363
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
87,229 shares (cost $817,732)	877,526
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
46,248 shares (cost $446,983)	450,460
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
105,742 shares (cost $1,008,510)	1,033,098
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
83,295 shares (cost $777,511)	877,931
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
16,724 shares (cost $148,324)	156,702
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
315,077 shares (cost $2,563,597)	3,352,423
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
49,588 shares (cost $461,241)	512,239
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,894 shares (cost $244,675)	276,391
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
147,252 shares (cost $1,374,934)	1,737,575
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
89,452 shares (cost $1,460,336)	1,749,674
NVIT Multi-Sector Bond Fund - Class I (MSBF)
73,753 shares (cost $648,316)	699,920
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,549,047 shares (cost $12,996,370)	15,366,542

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Short Term Bond Fund - Class II (NVSTB2)
13,178 shares (cost $137,853)	138,764
NVIT Large Cap Growth Fund - Class I (NVOLG1)
668,547 shares (cost $10,168,002)	11,572,544
Templeton NVIT International Value Fund - Class III (NVTIV3)
270 shares (cost $3,414)	3,297
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
138,249 shares (cost $1,372,531)	1,578,803
NVIT Real Estate Fund - Class I (NVRE1)
345,597 shares (cost $2,751,632)	3,272,800
NVIT Money Market Fund - Class IV (SAM4)
4,396,369 shares (cost $4,396,369)	4,396,369
VPS Growth and Income Portfolio - Class A (ALVGIA)
11,241 shares (cost $190,232)	234,714
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
34,806 shares (cost $548,882)	615,024
VP Income & Growth Fund - Class I (ACVIG)
16,316 shares (cost $99,465)	112,580
American Century VP Inflation Protection Fund - Class II (ACVIP2)
27,030 shares (cost $316,188)	325,170
VP International Fund - Class I (ACVI)
31,908 shares (cost $271,694)	284,940
VP Mid Cap Value Fund - Class I (ACVMV1)
90,166 shares (cost $1,157,803)	1,314,614
VP Ultra(R) Fund - Class I (ACVU1)
10,320 shares (cost $105,297)	111,458
VP Value Fund - Class I (ACVV)
511 shares (cost $3,112)	3,334
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
144,754 shares (cost $1,463,388)	1,962,859
Appreciation Portfolio - Initial Shares (DCAP)
11,177 shares (cost $424,161)	452,348
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,722 shares (cost $49,897)	54,534
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
8,714 shares (cost $49,779)	54,462
Quality Bond Fund II - Primary Shares (FQB)
29,138 shares (cost $332,007)	343,834
Equity-Income Portfolio - Initial Class (FEIP)
349,057 shares (cost $7,280,369)	6,960,191
High Income Portfolio - Initial Class (FHIP)
315,258 shares (cost $1,648,196)	1,831,648
VIP Asset Manager Portfolio - Initial Class (FAMP)
138,123 shares (cost $1,899,786)	2,095,330
VIP Contrafund Portfolio - Initial Class (FCP)
9 shares (cost $246)	249
VIP Energy Portfolio - Service Class 2 (FNRS2)
11,228 shares (cost $222,669)	218,392
VIP Equity-Income Portfolio - Service Class (FEIS)
26,698 shares (cost $451,903)	530,482
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
531 shares (cost $5,700)	5,921
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,205 shares (cost $12,422)	13,096
VIP Growth Portfolio - Initial Class (FGP)
232,882 shares (cost $7,675,382)	9,792,701
VIP Growth Portfolio - Service Class (FGS)
9,697 shares (cost $303,341)	406,782
VIP High Income Portfolio - Initial Class R (FHIPR)
85,092 shares (cost $481,741)	492,680

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
405,958 shares (cost $5,261,983)	5,301,810
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,111 shares (cost $52,014)	53,201
VIP Mid Cap Portfolio - Service Class (FMCS)
120,596 shares (cost $3,308,586)	3,664,903
VIP Overseas Portfolio - Initial Class (FOP)
118,038 shares (cost $1,957,263)	1,899,238
VIP Overseas Portfolio - Initial Class R (FOPR)
142,398 shares (cost $2,026,818)	2,285,491
VIP Overseas Portfolio - Service Class (FOS)
217 shares (cost $3,884)	3,470
VIP Overseas Portfolio - Service Class R (FOSR)
15,754 shares (cost $228,926)	252,065
VIP Value Strategies Portfolio - Service Class (FVSS)
37,198 shares (cost $325,445)	412,155
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
51,626 shares (cost $937,341)	1,137,323
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
108,044 shares (cost $1,885,013)	2,007,457
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
19,579 shares (cost $193,185)	204,211
Templeton Foreign Securities Fund - Class 1 (TIF)
32,344 shares (cost $446,653)	473,194
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
76,903 shares (cost $1,491,560)	1,498,078
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
95,886 shares (cost $1,060,463)	1,049,948
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
5,569 shares (cost $157,498)	172,465
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
82,894 shares (cost $703,369)	961,575
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,348 shares (cost $13,038)	17,787
Socially Responsive Portfolio - I Class Shares (AMSRS)
88,450 shares (cost $1,407,246)	1,405,467
Global Securities Fund/VA - Class 3 (OVGS3)
41,321 shares (cost $1,106,988)	1,354,088
Global Securities Fund/VA - Non-Service Shares (OVGS)
54,972 shares (cost $1,734,346)	1,789,332
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
12,650 shares (cost $232,552)	303,210
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
19,806 shares (cost $307,113)	398,899
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
52,068 shares (cost $290,041)	295,224
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
27,596 shares (cost $299,993)	325,908
Low Duration Portfolio - Administrative Class (PMVLDA)
191,094 shares (cost $2,013,660)	2,059,989
Putnam VT Growth and Income Fund - Class IB (PVGIB)
10,264 shares (cost $154,991)	184,030
Putnam VT International Equity Fund - Class IB (PVTIGB)
4,419 shares (cost $65,648)	50,065
Putnam VT Voyager Fund - Class IB (PVTVB)
2,813 shares (cost $109,437)	101,733
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2,127 shares (cost $78,821)	77,172
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
573 shares (cost $3,535)	4,068

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Health Sciences Portfolio - II (TRHS2)
7,841 shares (cost $146,990)	161,913
VIP Trust - Global Bond Fund: Initial Class (VWBF)
63,673 shares (cost $734,754)	758,984
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
191,824 shares (cost $2,119,828)	2,589,622
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
94,336 shares (cost $2,978,801)	2,748,017
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
20,369 shares (cost $301,143)	359,097
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
24,146 shares (cost $174,317)	201,132
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
44,860 shares (cost $571,920)	723,594
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
16,399 shares (cost $191,928)	204,337
Variable Insurance Portfolios - Asset Strategy (WRASP)
39,957 shares (cost $395,176)	428,577
Advantage VT Discovery Fund (SVDF)
7,799 shares (cost $159,722)	196,225
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,784 shares (cost $73,169)	75,863
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
25,712 shares (cost $214,164)	202,611

Total Investments	$149,680,430

Accounts Receivable-VIP Overseas Portfolio - Service Class (FOS)	7
Accounts Receivable-VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	38
Accounts Receivable-VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	48
Accounts Receivable-NVIT Core Plus Bond Fund - Class I (NVLCP1)	66
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	120
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	100
Accounts Receivable-NVIT Emerging Markets Fund - Class I (GEM)	321
Other Accounts Payable	(5,697)
Accounts Payable-VP Value Fund - Class I (ACVV)	(3,334)
Accounts Payable-Emerging Markets Debt Portfolio - Class I (MSEM)	(315)
Accounts Payable-VIP Contrafund Portfolio - Initial Class (FCP)	(249)
Accounts Payable-Putnam VT International Equity Fund - Class IB (PVTIGB)	(198)
Accounts Payable-Managed Tail Risk Fund II: Primary Shares (FVCA2P)	(143)
Accounts Payable-Putnam VT Growth and Income Fund - Class IB (PVGIB)	(120)
Accounts Payable-Investors Growth Stock Series - Initial Class (MIGIC)	(125)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(99)
Accounts Payable-American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	(49)
Accounts Payable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(23)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	(11)
Accounts Payable-Templeton NVIT International Value Fund - Class III (NVTIV3)	(11)
Accounts Payable-NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(8)

$149,670,748

Contract Owners’ Equity:
Accumulation units	149,670,748

Total Contract Owners’ Equity (note 7)	$149,670,748

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$2,157,518	-	3,480	29,504	-	16,692	2,901	-
Mortality and expense risk charges (note 5b)	(1,101,090)	(27,892)	(1,686)	(10,365)	(867)	(4,857)	(3,796)	(1,105)

Net investment income (loss)	1,056,428	(27,892)	1,794	19,139	(867)	11,835	(895)	(1,105)

Realized gain (loss) on investments	2,187,029	387,459	(879)	104,746	(748)	(2,998)	16,969	9,240
Change in unrealized gain (loss) on investments	12,646,070	(764,151)	17,324	6,709	(2,601)	25,680	87,977	7,265

Net gain (loss) on investments	14,833,099	(376,692)	16,445	111,455	(3,349)	22,682	104,946	16,505

Reinvested capital gains	3,953,972	863,869	709	74,169	56	46,951	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,843,499	459,285	18,948	204,763	(4,160)	81,468	104,051	15,400

Investment Activity:	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2
Reinvested dividends	$32,682	566	98,233	5,281	5,352	10,266	7,641	1,201
Mortality and expense risk charges (note 5b)	(26,088)	(967)	(44,587)	(749)	(1,217)	(7,658)	(5,718)	(739)

Net investment income (loss)	6,594	(401)	53,646	4,532	4,135	2,608	1,923	462

Realized gain (loss) on investments	(460,932)	2,791	347,271	572	13,466	73,270	8,288	15,090
Change in unrealized gain (loss) on investments	(246,666)	10,483	476,833	3,296	12,221	109,603	56,611	(3,093)

Net gain (loss) on investments	(707,598)	13,274	824,104	3,868	25,687	182,873	64,899	11,997

Reinvested capital gains	601,708	5,897	45,538	-	-	-	31,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(99,296)	18,770	923,288	8,400	29,822	185,481	98,544	12,459

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$2,037	835	984	209	14,974	12,514	686	2,116
Mortality and expense risk charges (note 5b)	(686)	(737)	(3,367)	(149)	(1,105)	(1,123)	(912)	(3,441)

Net investment income (loss)	1,351	98	(2,383)	60	13,869	11,391	(226)	(1,325)

Realized gain (loss) on investments	1,914	12,692	(17,314)	536	4,234	7,321	1,787	1,382
Change in unrealized gain (loss) on investments	572	5,752	88,250	2,385	1,031	734	21,042	69,000

Net gain (loss) on investments	2,486	18,444	70,936	2,921	5,265	8,055	22,829	70,382

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,837	18,542	68,553	2,981	19,134	19,446	22,603	69,057

Investment Activity:	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Reinvested dividends	$240	327	2,731	6,770	57	1,339	24,961	1,626
Mortality and expense risk charges (note 5b)	(236)	(421)	(1,399)	(6,348)	(43)	(637)	(16,185)	(504)

Net investment income (loss)	4	(94)	1,332	422	14	702	8,776	1,122

Realized gain (loss) on investments	1,208	(2,155)	(4,667)	(16,396)	134	434	(11,803)	533
Change in unrealized gain (loss) on investments	2,630	8,855	17,965	99,030	415	6,193	237,492	2,602

Net gain (loss) on investments	3,838	6,700	13,298	82,634	549	6,627	225,689	3,135

Reinvested capital gains	-	-	13,357	-	286	1,050	29,496	1,053

Net increase (decrease) in contract owners’ equity resulting from operations	$3,842	6,606	27,987	83,056	849	8,379	263,961	5,310

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF	GBF4
Reinvested dividends	$948	122	1,230	2,775	89	19,612	2,237	27,570
Mortality and expense risk charges (note 5b)	(456)	(60)	(607)	(601)	(277)	(9,428)	(732)	(8,450)

Net investment income (loss)	492	62	623	2,174	(188)	10,184	1,505	19,120

Realized gain (loss) on investments	755	(52)	1,478	710	3,966	(83,705)	74	6,112
Change in unrealized gain (loss) on investments	4,388	791	3,754	1,836	(283)	249,052	(2,409)	(36,784)

Net gain (loss) on investments	5,143	739	5,232	2,546	3,683	165,347	(2,335)	(30,672)

Reinvested capital gains	980	231	1,519	520	175	-	3,141	40,474

Net increase (decrease) in contract owners’ equity resulting from operations	$6,615	1,032	7,374	5,240	3,670	175,531	2,311	28,922

Investment Activity:	CAF4	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG3
Reinvested dividends	$10,522	9,868	2,362	48,682	30,884	5,829	3,810	4,274
Mortality and expense risk charges (note 5b)	(13,729)	(4,751)	(732)	(22,101)	(14,251)	(2,082)	(2,436)	(2,134)

Net investment income (loss)	(3,207)	5,117	1,630	26,581	16,633	3,747	1,374	2,140

Realized gain (loss) on investments	120,928	(30,363)	675	201,172	45,039	(2,328)	39,126	9,828
Change in unrealized gain (loss) on investments	124,851	114,196	354	85,276	172,053	15,870	(17,071)	34,775

Net gain (loss) on investments	245,779	83,833	1,029	286,448	217,092	13,542	22,055	44,603

Reinvested capital gains	-	-	1,131	-	-	1,176	24,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	$242,572	88,950	3,790	313,029	233,725	18,465	47,888	46,743

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4
Reinvested dividends	$1,741	3,773	4,321	2,045	-	5,719	-	14,466
Mortality and expense risk charges (note 5b)	(3,393)	(7,011)	(6,403)	(1,421)	(24,890)	(4,116)	(2,032)	(12,544)

Net investment income (loss)	(1,652)	(3,238)	(2,082)	624	(24,890)	1,603	(2,032)	1,922

Realized gain (loss) on investments	19,317	(13,905)	21,965	(2,604)	258,857	36,062	13,209	(61,444)
Change in unrealized gain (loss) on investments	50,939	177,064	82,415	31,269	(90,570)	(12,746)	20,287	376,090

Net gain (loss) on investments	70,256	163,159	104,380	28,665	168,287	23,316	33,496	314,646

Reinvested capital gains	-	-	21,969	-	321,451	52,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,604	159,921	124,267	29,289	464,848	77,639	31,464	316,568

Investment Activity:	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4	NVRE1
Reinvested dividends	$2,642	17,759	297,658	1,831	82,032	75	19,240	34,589
Mortality and expense risk charges (note 5b)	(12,565)	(5,606)	(109,945)	(760)	(83,228)	(14)	(11,657)	(25,158)

Net investment income (loss)	(9,923)	12,153	187,713	1,071	(1,196)	61	7,583	9,431

Realized gain (loss) on investments	(66,468)	34,627	746,746	147	174,383	(89)	(47,840)	301,883
Change in unrealized gain (loss) on investments	306,539	42,012	1,271,530	1,283	1,746,044	440	300,111	(144,984)

Net gain (loss) on investments	240,071	76,639	2,018,276	1,430	1,920,427	351	252,271	156,899

Reinvested capital gains	-	-	-	-	-	42	-	303,479

Net increase (decrease) in contract owners’ equity resulting from operations	$230,148	88,792	2,205,989	2,501	1,919,231	454	259,854	469,809

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$-	3,124	4,036	2,669	8,032	1,847	31,824	-
Mortality and expense risk charges (note 5b)	(32,806)	(1,332)	(4,937)	(905)	(2,361)	(1,584)	(12,279)	(776)

Net investment income (loss)	(32,806)	1,792	(901)	1,764	5,671	263	19,545	(776)

Realized gain (loss) on investments	-	8,419	75,860	18,762	6,686	(238)	101,655	10,862
Change in unrealized gain (loss) on investments	-	16,800	27,320	(3,612)	1,069	44,991	19,364	10,574

Net gain (loss) on investments	-	25,219	103,180	15,150	7,755	44,753	121,019	21,436

Reinvested capital gains	-	-	23,523	-	6,941	-	93,981	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,806)	27,011	125,802	16,914	20,367	45,016	234,545	20,660

Investment Activity:	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$7,292	18,983	-	295	14,490	214,256	103,282	31,824
Mortality and expense risk charges (note 5b)	(12,076)	(3,819)	(358)	(380)	(2,385)	(48,941)	(11,406)	(14,484)

Net investment income (loss)	(4,784)	15,164	(358)	(85)	12,105	165,315	91,876	17,340

Realized gain (loss) on investments	(19,682)	59,586	241	(521)	731	(284,977)	(43,584)	(3,895)
Change in unrealized gain (loss) on investments	203,505	(15,364)	9,211	2,921	15,628	763,326	163,584	216,898

Net gain (loss) on investments	183,823	44,222	9,452	2,400	16,359	478,349	120,000	213,003

Reinvested capital gains	56,574	-	-	3,002	-	443,095	-	15,238

Net increase (decrease) in contract owners’ equity resulting from operations	$235,613	59,386	9,094	5,317	28,464	1,086,759	211,876	245,581

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FNRS2	FEIS	FF10S	FF30S	FGP	FGS	FHIPR	FIGBP
Reinvested dividends	$1,702	15,528	104	257	59,350	2,008	27,969	119,310
Mortality and expense risk charges (note 5b)	(1,766)	(3,811)	(44)	(130)	(72,501)	(3,071)	(3,686)	(36,605)

Net investment income (loss)	(64)	11,717	60	127	(13,151)	(1,063)	24,283	82,705

Realized gain (loss) on investments	17,816	(2,449)	274	1,277	558,940	1,885	13,186	169,771
Change in unrealized gain (loss) on investments	(11,301)	33,984	191	714	817,326	55,393	23,360	(116,074)

Net gain (loss) on investments	6,515	31,535	465	1,991	1,376,266	57,278	36,546	53,697

Reinvested capital gains	-	32,485	84	128	-	-	-	140,004

Net increase (decrease) in contract owners’ equity resulting from operations	$6,451	75,737	609	2,246	1,363,115	56,215	60,829	276,406

Investment Activity:	FIGBS	FMCS	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI
Reinvested dividends	$1,172	18,489	35,865	43,502	62	4,528	1,982	19,723
Mortality and expense risk charges (note 5b)	(404)	(25,220)	(12,508)	(16,317)	(22)	(1,720)	(2,737)	(7,630)

Net investment income (loss)	768	(6,731)	23,357	27,185	40	2,808	(755)	12,093

Realized gain (loss) on investments	1,184	(4,898)	(236,209)	(65,598)	(15)	(11,734)	17,386	1,398
Change in unrealized gain (loss) on investments	(713)	204,016	553,279	423,404	533	49,541	73,269	101,303

Net gain (loss) on investments	471	199,118	317,070	357,806	518	37,807	90,655	102,701

Reinvested capital gains	1,404	289,302	6,172	7,486	11	822	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,643	481,689	346,599	392,477	569	41,437	89,900	114,794

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FTVSVI	FTVDM3	TIF	FTVGI3	FTVFA2	AMTB	AMCG	AMTP
Reinvested dividends	$24,885	2,866	13,027	88,423	314	31,382	-	3,949
Mortality and expense risk charges (note 5b)	(17,238)	(1,529)	(2,850)	(10,795)	(25)	(7,233)	(1,262)	(6,049)

Net investment income (loss)	7,647	1,337	10,177	77,628	289	24,149	(1,262)	(2,100)

Realized gain (loss) on investments	176,738	2,546	12,533	37,871	1,371	(700)	17,608	33,507
Change in unrealized gain (loss) on investments	196,906	19,476	55,493	81,575	(1,050)	17,663	2,342	106,396

Net gain (loss) on investments	373,644	22,022	68,026	119,446	321	16,963	19,950	139,903

Reinvested capital gains	-	-	-	2,237	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$381,291	23,359	78,203	199,311	610	41,112	18,688	137,803

Investment Activity:	AMFAS	AMSRS	OVGS3	OVGS	OVGI	OVSC	OVSB	PMVFBA
Reinvested dividends	$-	3,656	25,872	49,558	3,481	2,417	-	16,741
Mortality and expense risk charges (note 5b)	(128)	(13,225)	(9,197)	(14,661)	(2,477)	(3,061)	(373)	(2,374)

Net investment income (loss)	(128)	(9,569)	16,675	34,897	1,004	(644)	(373)	14,367

Realized gain (loss) on investments	383	(35,979)	(31,094)	(45,184)	(18,622)	28,023	44	1,403
Change in unrealized gain (loss) on investments	1,031	227,918	248,944	430,495	75,184	38,057	5,183	(8,436)

Net gain (loss) on investments	1,414	191,939	217,850	385,311	56,562	66,080	5,227	(7,033)

Reinvested capital gains	-	-	-	-	-	-	-	7,352

Net increase (decrease) in contract owners’ equity resulting from operations	$1,286	182,370	234,525	420,208	57,566	65,436	4,854	14,686

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PMVLDA	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2	VWBF
Reinvested dividends	$39,798	2,243	1,020	318	-	72	-	11,313
Mortality and expense risk charges (note 5b)	(15,501)	(1,065)	(330)	(819)	(371)	(45)	(671)	(4,623)

Net investment income (loss)	24,297	1,178	690	(501)	(371)	27	(671)	6,690

Realized gain (loss) on investments	6,800	(104)	(4,334)	(31)	(192)	2,702	1,672	1,584
Change in unrealized gain (loss) on investments	72,576	22,469	13,222	32,665	(1,649)	(1,259)	15,269	15,178

Net gain (loss) on investments	79,376	22,365	8,888	32,634	(1,841)	1,443	16,941	16,762

Reinvested capital gains	-	-	-	-	-	-	2,881	7,136

Net increase (decrease) in contract owners’ equity resulting from operations	$103,673	23,543	9,578	32,133	(2,212)	1,470	19,151	30,588

Investment Activity:	VWEM	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF
Reinvested dividends	$-	18,620	8,656	14,917	7,916	5,261	4,788	-
Mortality and expense risk charges (note 5b)	(14,994)	(17,825)	(3,330)	(2,007)	(6,562)	(1,890)	(3,160)	(1,449)

Net investment income (loss)	(14,994)	795	5,326	12,910	1,354	3,371	1,628	(1,449)

Realized gain (loss) on investments	124,040	(142,009)	(8,986)	20,964	(14,706)	2,375	6,642	78,289
Change in unrealized gain (loss) on investments	351,262	(31,672)	44,251	(7,153)	88,762	(1,542)	62,008	(31,047)

Net gain (loss) on investments	475,302	(173,681)	35,265	13,811	74,056	833	68,650	47,242

Reinvested capital gains	-	168,981	-	-	20,369	1,743	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,308	(3,905)	40,591	26,721	95,779	5,947	70,278	45,793

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	VWBFR	VWEMR
Reinvested dividends	$102	-	-	-	-	-	5,667	-
Mortality and expense risk charges (note 5b)	(626)	(1,888)	(184)	(14,769)	(177)	(434)	(635)	(1,924)

Net investment income (loss)	(524)	(1,888)	(184)	(14,769)	(177)	(434)	5,032	(1,924)

Realized gain (loss) on investments	9,455	(5,653)	2,330	(754,687)	11,546	17,657	3,391	164,927
Change in unrealized gain (loss) on investments	3,992	12,176	7,666	1,471,469	(1,297)	5,625	(6,331)	(31,588)

Net gain (loss) on investments	13,447	6,523	9,996	716,782	10,249	23,282	(2,940)	133,339

Reinvested capital gains	37	11,966	-	-	-	-	3,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,960	16,601	9,812	702,013	10,072	22,848	5,666	131,415

Investment Activity:	VWHAR	OVHI3	OVHI
Reinvested dividends	$-	30,131	1,710
Mortality and expense risk charges (note 5b)	(4,105)	(1,013)	(61)

Net investment income (loss)	(4,105)	29,118	1,649

Realized gain (loss) on investments	(65,195)	(51,043)	(14,678)
Change in unrealized gain (loss) on investments	34,672	40,718	14,200

Net gain (loss) on investments	(30,523)	(10,325)	(478)

Reinvested capital gains	118,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,488	18,793	1,171

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		AASCO		MLVGA2		DSIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,056,428	1,089,617	(27,892)	(30,408)	1,794	2,939	19,139	15,610
Realized gain (loss) on investments	2,187,029	4,888,863	387,459	376,368	(879)	26,501	104,746	(67,826)
Change in unrealized gain (loss) on investments	12,646,070	(13,666,995)	(764,151)	(498,464)	17,324	(40,548)	6,709	54,916
Reinvested capital gains	3,953,972	575,982	863,869	-	709	4,650	74,169	9,122

Net increase (decrease) in contract owners’ equity resulting from operations	19,843,499	(7,112,533)	459,285	(152,504)	18,948	(6,458)	204,763	11,822

Equity transactions:
Purchase payments received from contract owners (note 5a)	26,658,365	48,414,915	240,886	296,126	54,451	54,205	245,145	451,743
Transfers between funds (note 5a)	(423)	1,742	5	411	-	-	-	(1)
Surrenders and Death Benefits (notes 3 and 5a)	(38,624,232)	(47,196,596)	(461,484)	(375,744)	(19,839)	(225,580)	(305,941)	(237,015)
Net policy repayments (loans) (note 4 and 5a)	36,677	(1,101,109)	(14,149)	15,722	-	-	11,754	(28,779)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(12,604,159)	(12,881,735)	(348,452)	(359,687)	(17,895)	(47,530)	(74,689)	(88,601)
Adjustments to maintain reserves	(8,665)	(717)	(257)	155	105	(10)	(7)	(91)

Net equity transactions	(24,542,437)	(12,763,500)	(583,451)	(423,017)	16,822	(218,915)	(123,738)	97,256

Net change in contract owners’ equity	(4,698,938)	(19,876,033)	(124,166)	(575,521)	35,770	(225,373)	81,025	109,078
Contract owners’ equity beginning of period	154,369,686	174,245,719	4,041,060	4,616,581	205,869	431,242	1,386,933	1,277,855

Contract owners’ equity end of period	$149,670,748	154,369,686	3,916,894	4,041,060	241,639	205,869	1,467,958	1,386,933

CHANGES IN UNITS:
Beginning units	730,299	782,337	19,003	20,807	1,628	3,262	7,390	6,843
Units purchased	140,083	243,617	1,448	1,842	416	419	1,158	2,501
Units redeemed	(240,118)	(295,655)	(4,161)	(3,646)	(296)	(2,053)	(1,668)	(1,954)

Ending units	630,264	730,299	16,290	19,003	1,748	1,628	6,880	7,390

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG1		JABS		JACAS		JAGTS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(867)	-	11,835	2,428	(895)	(8,135)	(1,105)	(509)
Realized gain (loss) on investments	(748)	-	(2,998)	511,475	16,969	347,513	9,240	2,412
Change in unrealized gain (loss) on investments	(2,601)	-	25,680	(329,050)	87,977	(312,831)	7,265	(11,738)
Reinvested capital gains	56	-	46,951	33,651	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,160)	-	81,468	218,504	104,051	26,547	15,400	(9,835)

Equity transactions:
Purchase payments received from contract owners (note 5a)	198,943	-	38,771	258,351	27,092	50,050	123,243	58,147
Transfers between funds (note 5a)	-	-	-	(2)	(1)	(1)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(9,265)	-	(115,761)	(4,865,377)	(63,609)	(2,933,751)	(22,956)	(4,846)
Net policy repayments (loans) (note 4 and 5a)	232	-	1,092	(37,331)	(2,996)	(2,468)	798	41
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(11,251)	-	(43,825)	(78,133)	(42,732)	(65,429)	(17,162)	(5,863)
Adjustments to maintain reserves	49	-	(21)	(249)	(280)	(9)	(175)	261

Net equity transactions	178,708	-	(119,744)	(4,722,741)	(82,526)	(2,951,608)	83,748	47,740

Net change in contract owners’ equity	174,548	-	(38,276)	(4,504,237)	21,525	(2,925,061)	99,148	37,905
Contract owners’ equity beginning of period	-	-	686,910	5,191,147	467,488	3,392,549	94,118	56,213

Contract owners’ equity end of period	$174,548	-	648,634	686,910	489,013	467,488	193,266	94,118

CHANGES IN UNITS:
Beginning units	-	-	3,177	24,924	2,787	16,533	341	195
Units purchased	1,856	-	207	969	146	321	720	196
Units redeemed	(188)	-	(785)	(22,716)	(532)	(14,067)	(200)	(50)

Ending units	1,668	-	2,599	3,177	2,401	2,787	861	341

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAIGS		MIGIC		MVFIC		MSVFI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,594	(4,226)	(401)	(234)	53,646	57,880	4,532	2,714
Realized gain (loss) on investments	(460,932)	355,544	2,791	(258)	347,271	163,696	572	2,902
Change in unrealized gain (loss) on investments	(246,666)	(642,539)	10,483	1,670	476,833	(417,090)	3,296	(1,538)
Reinvested capital gains	601,708	7,596	5,897	-	45,538	28,661	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,296)	(283,625)	18,770	1,178	923,288	(166,853)	8,400	4,078

Equity transactions:
Purchase payments received from contract owners (note 5a)	5,849,528	123,422	6,208	37,672	351,346	1,964,428	29,194	171,659
Transfers between funds (note 5a)	2	(5)	10	-	-	(4)	-	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(1,725,377)	(1,443,731)	(18,813)	(1,413)	(1,916,585)	(947,703)	65,031	(171,288)
Net policy repayments (loans) (note 4 and 5a)	76,804	(1,495)	2,237	(2,133)	79,493	(91,173)	(50,551)	54
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(146,857)	(64,823)	(7,410)	(5,891)	(172,759)	(179,634)	(10,667)	(8,016)
Adjustments to maintain reserves	(330)	(251)	(56)	19	144	(373)	19	119

Net equity transactions	4,053,770	(1,386,883)	(17,824)	28,254	(1,658,361)	745,541	33,026	(7,474)

Net change in contract owners’ equity	3,954,474	(1,670,508)	946	29,432	(735,073)	578,688	41,426	(3,396)
Contract owners’ equity beginning of period	481,502	2,152,010	129,765	100,333	6,457,187	5,878,499	87,988	91,384

Contract owners’ equity end of period	$4,435,976	481,502	130,711	129,765	5,722,114	6,457,187	129,414	87,988

CHANGES IN UNITS:
Beginning units	1,182	3,487	839	634	31,313	28,128	636	715
Units purchased	25,509	260	49	257	2,297	8,995	415	1,348
Units redeemed	(8,462)	(2,565)	(159)	(52)	(8,393)	(5,810)	(270)	(1,427)

Ending units	18,229	1,182	729	839	25,217	31,313	781	636

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSEM		MSVRE		NVAMV1		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,135	8,666	2,608	5,635	1,923	7,238	462	1,214
Realized gain (loss) on investments	13,466	10,478	73,270	28,086	8,288	6,640	15,090	13,122
Change in unrealized gain (loss) on investments	12,221	(7,395)	109,603	(37,138)	56,611	(12,786)	(3,093)	(9,880)
Reinvested capital gains	-	3,172	-	-	31,722	1,949	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,822	14,921	185,481	(3,417)	98,544	3,041	12,459	4,456

Equity transactions:
Purchase payments received from contract owners (note 5a)	28,098	81,621	21,108	1,450,395	46,186	49,242	113,373	15,240
Transfers between funds (note 5a)	-	-	1	-	1	(13)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(90,446)	(94,820)	(625,210)	(196,596)	(56,086)	(124,512)	(70,769)	(83,606)
Net policy repayments (loans) (note 4 and 5a)	482	(100)	(77)	29	21,967	10,176	27,009	3,493
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,514)	(13,197)	(28,288)	(23,118)	(70,238)	(60,936)	(10,283)	(8,035)
Adjustments to maintain reserves	(73)	(465)	(398)	400	(348)	(3,144)	(11)	20

Net equity transactions	(69,453)	(26,961)	(632,864)	1,231,110	(58,518)	(129,187)	59,319	(72,888)

Net change in contract owners’ equity	(39,631)	(12,040)	(447,383)	1,227,693	40,026	(126,146)	71,778	(68,432)
Contract owners’ equity beginning of period	203,340	215,380	1,363,364	135,671	740,880	867,026	90,284	158,716

Contract owners’ equity end of period	$163,709	203,340	915,981	1,363,364	780,906	740,880	162,062	90,284

CHANGES IN UNITS:
Beginning units	570	667	2,784	293	4,936	5,773	858	1,511
Units purchased	67	207	52	2,954	565	399	1,184	181
Units redeemed	(226)	(304)	(1,210)	(463)	(880)	(1,236)	(701)	(834)

Ending units	411	570	1,626	2,784	4,621	4,936	1,341	858

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,351	1,024	98	198	(2,383)	(2,239)	60	56
Realized gain (loss) on investments	1,914	2,389	12,692	267	(17,314)	(13,658)	536	165
Change in unrealized gain (loss) on investments	572	591	5,752	(11,227)	88,250	(9,039)	2,385	(1,152)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,837	4,004	18,542	(10,762)	68,553	(24,936)	2,981	(931)

Equity transactions:
Purchase payments received from contract owners (note 5a)	18,784	35,070	7,585	19,658	6,381	25,793	2,475	11,227
Transfers between funds (note 5a)	-	-	(1)	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(20,075)	(40,138)	(48,904)	(3,266)	(28,076)	(12,051)	(82)	(540)
Net policy repayments (loans) (note 4 and 5a)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(9,600)	(8,459)	(9,545)	(7,213)	(40,781)	(28,316)	(1,768)	(1,872)
Adjustments to maintain reserves	37	(64)	(45)	13	(9)	(61)	(34)	(62)

Net equity transactions	(10,854)	(13,591)	(50,910)	9,192	(62,485)	(14,635)	591	8,753

Net change in contract owners’ equity	(7,017)	(9,587)	(32,368)	(1,570)	6,068	(39,571)	3,572	7,822
Contract owners’ equity beginning of period	99,317	108,904	101,831	103,401	431,199	470,770	18,455	10,633

Contract owners’ equity end of period	$92,300	99,317	69,463	101,831	437,267	431,199	22,027	18,455

CHANGES IN UNITS:
Beginning units	843	970	977	893	4,448	4,594	220	123
Units purchased	160	303	65	184	130	329	27	128
Units redeemed	(251)	(430)	(492)	(100)	(707)	(475)	(21)	(31)

Ending units	752	843	550	977	3,871	4,448	226	220

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF		HIBF3		GEM		GEM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$13,869	4,660	11,391	4,300	(226)	(11)	(1,325)	(247)
Realized gain (loss) on investments	4,234	(918)	7,321	(1,039)	1,787	54,135	1,382	(76,814)
Change in unrealized gain (loss) on investments	1,031	(2,339)	734	(1,497)	21,042	(109,620)	69,000	(60,891)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,134	1,403	19,446	1,764	22,603	(55,496)	69,057	(137,952)

Equity transactions:
Purchase payments received from contract owners (note 5a)	149,554	20,859	173,393	27,373	33,742	43,249	53,743	53,199
Transfers between funds (note 5a)	(1)	-	-	-	-	(2)	(4)	10
Surrenders and Death Benefits (notes 3 and 5a)	(25,000)	-	(86,147)	(29,289)	(62,406)	(151,801)	(77,990)	(68,926)
Net policy repayments (loans) (note 4 and 5a)	(77)	17	(1,539)	(3,460)	3,181	1,726	147	(1,011)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(16,143)	(6,013)	(12,740)	(6,023)	(16,184)	(21,862)	(49,095)	(49,120)
Adjustments to maintain reserves	(46)	134	(7)	(29)	(126)	196	(35)	(58)

Net equity transactions	108,287	14,997	72,960	(11,428)	(41,793)	(128,494)	(73,234)	(65,906)

Net change in contract owners’ equity	127,421	16,400	92,406	(9,664)	(19,190)	(183,990)	(4,177)	(203,858)
Contract owners’ equity beginning of period	60,226	43,826	53,359	63,023	152,743	336,733	446,645	650,503

Contract owners’ equity end of period	$187,647	60,226	145,765	53,359	133,553	152,743	442,468	446,645

CHANGES IN UNITS:
Beginning units	189	145	378	460	279	461	2,429	2,725
Units purchased	427	63	1,163	199	65	78	307	311
Units redeemed	(115)	(19)	(634)	(281)	(132)	(260)	(668)	(607)

Ending units	501	189	907	378	212	279	2,068	2,429

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG3		NVIE6		NVNMO1		NVNSR2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4	94	(94)	313	1,332	(360)	422	(170)
Realized gain (loss) on investments	1,208	(25)	(2,155)	21,320	(4,667)	35,373	(16,396)	(8,630)
Change in unrealized gain (loss) on investments	2,630	(167)	8,855	(29,473)	17,965	(61,700)	99,030	(111,334)
Reinvested capital gains	-	-	-	-	13,357	1,475	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,842	(98)	6,606	(7,840)	27,987	(25,212)	83,056	(120,134)

Equity transactions:
Purchase payments received from contract owners (note 5a)	14,437	30,691	(33)	72,973	9,891	13,854	20,126	1,106,336
Transfers between funds (note 5a)	-	-	-	-	-	3	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(17,033)	-	(17,190)	(122,016)	(14,157)	(13,067)	(375,421)	(77,632)
Net policy repayments (loans) (note 4 and 5a)	(298)	-	10,890	(1,231)	(658)	(762)	(3,835)	(27)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(2,294)	(188)	(5,027)	(9,891)	(16,402)	(17,583)	(27,501)	(18,982)
Adjustments to maintain reserves	23	(18)	(26)	19	(21)	108	(7)	(7)

Net equity transactions	(5,165)	30,485	(11,386)	(60,146)	(21,347)	(17,447)	(386,638)	1,009,688

Net change in contract owners’ equity	(1,323)	30,387	(4,780)	(67,986)	6,640	(42,659)	(303,582)	889,554
Contract owners’ equity beginning of period	30,387	-	59,402	127,388	184,779	227,438	889,554	-

Contract owners’ equity end of period	$29,064	30,387	54,622	59,402	191,419	184,779	585,972	889,554

CHANGES IN UNITS:
Beginning units	361	-	842	1,613	2,345	2,532	9,435	-
Units purchased	159	364	179	941	136	501	371	10,466
Units redeemed	(219)	(3)	(344)	(1,712)	(388)	(688)	(4,184)	(1,031)

Ending units	301	361	677	842	2,093	2,345	5,622	9,435

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14	67	702	4,894	8,776	10,937	1,122	1,261
Realized gain (loss) on investments	134	15	434	36,342	(11,803)	(28,632)	533	(29)
Change in unrealized gain (loss) on investments	415	(549)	6,193	(34,557)	237,492	(230,186)	2,602	(1,846)
Reinvested capital gains	286	78	1,050	528	29,496	14,727	1,053	359

Net increase (decrease) in contract owners’ equity resulting from operations	849	(389)	8,379	7,207	263,961	(233,154)	5,310	(255)

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,911	1,751	1,744	55,635	41,067	2,845,425	78,131	71,115
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(3,041)	-	793	(332,007)	(890,283)	(262,046)	(57,410)	-
Net policy repayments (loans) (note 4 and 5a)	-	-	753	(3,082)	55,078	(60,661)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(399)	(367)	(3,799)	(5,748)	(57,475)	(45,709)	(1,818)	(1,936)
Adjustments to maintain reserves	(11)	14	(83)	50	(90)	30	(60)	6

Net equity transactions	(1,540)	1,398	(592)	(285,152)	(851,703)	2,477,039	18,843	69,185

Net change in contract owners’ equity	(691)	1,009	7,787	(277,945)	(587,742)	2,243,885	24,153	68,930
Contract owners’ equity beginning of period	5,311	4,302	81,332	359,277	2,243,885	-	69,038	108

Contract owners’ equity end of period	$4,620	5,311	89,119	81,332	1,656,143	2,243,885	93,191	69,038

CHANGES IN UNITS:
Beginning units	61	46	799	3,459	23,517	-	632	1
Units purchased	20	19	39	521	1,053	27,414	693	650
Units redeemed	(35)	(4)	(45)	(3,181)	(9,194)	(3,897)	(526)	(19)

Ending units	46	61	793	799	15,376	23,517	799	632

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$492	836	62	90	623	1,427	2,174	2,093
Realized gain (loss) on investments	755	8,889	(52)	236	1,478	117	710	5,456
Change in unrealized gain (loss) on investments	4,388	(11,028)	791	(669)	3,754	(3,130)	1,836	(2,191)
Reinvested capital gains	980	354	231	54	1,519	489	520	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,615	(949)	1,032	(289)	7,374	(1,097)	5,240	5,358

Equity transactions:
Purchase payments received from contract owners (note 5a)	10,827	10,827	5,720	5,720	-	13,751	30,602	56,324
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(57,341)	-	-	(14,789)	-	(4,423)	(285,257)
Net policy repayments (loans) (note 4 and 5a)	-	-	-	-	-	-	(126)	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(6,947)	(6,809)	(2,808)	(2,618)	(2,015)	(1,769)	(4,784)	(3,693)
Adjustments to maintain reserves	44	20	(3)	30	17	(12)	1	1

Net equity transactions	3,924	(53,303)	2,909	3,132	(16,787)	11,970	21,270	(232,701)

Net change in contract owners’ equity	10,539	(54,252)	3,941	2,843	(9,413)	10,873	26,510	(227,343)
Contract owners’ equity beginning of period	55,712	109,964	6,537	3,694	81,714	70,841	67,264	294,607

Contract owners’ equity end of period	$66,251	55,712	10,478	6,537	72,301	81,714	93,774	67,264

CHANGES IN UNITS:
Beginning units	565	1,082	71	38	782	671	560	2,595
Units purchased	102	106	57	60	-	128	251	489
Units redeemed	(65)	(623)	(28)	(27)	(149)	(17)	(81)	(2,524)

Ending units	602	565	100	71	633	782	730	560

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVLCP1		TRF4		GBF		GBF4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(188)	141	10,184	6,836	1,505	1,798	19,120	33,062
Realized gain (loss) on investments	3,966	101	(83,705)	(81,859)	74	122	6,112	4,210
Change in unrealized gain (loss) on investments	(283)	118	249,052	75,700	(2,409)	2,971	(36,784)	58,597
Reinvested capital gains	175	6	-	-	3,141	244	40,474	4,611

Net increase (decrease) in contract owners’ equity resulting from operations	3,670	366	175,531	677	2,311	5,135	28,922	100,480

Equity transactions:
Purchase payments received from contract owners (note 5a)	189,367	-	132,740	146,886	3,553	20,344	206,023	143,040
Transfers between funds (note 5a)	-	-	3	22	-	-	-	22
Surrenders and Death Benefits (notes 3 and 5a)	(193,537)	(4,808)	(89,903)	(139,052)	7,674	(4,043)	(194,340)	(559,896)
Net policy repayments (loans) (note 4 and 5a)	(22)	-	(24,971)	(29,126)	(884)	-	3,535	(25,013)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,738)	(124)	(170,179)	(176,130)	(6,590)	(5,076)	(123,502)	(139,491)
Adjustments to maintain reserves	2	63	(247)	614	(119)	66	(471)	163

Net equity transactions	(5,928)	(4,869)	(152,557)	(196,786)	3,634	11,291	(108,755)	(581,175)

Net change in contract owners’ equity	(2,258)	(4,503)	22,974	(196,109)	5,945	16,426	(79,833)	(480,695)
Contract owners’ equity beginning of period	5,724	10,227	1,353,666	1,549,775	94,966	78,540	1,299,882	1,780,577

Contract owners’ equity end of period	$3,466	5,724	1,376,640	1,353,666	100,911	94,966	1,220,049	1,299,882

CHANGES IN UNITS:
Beginning units	44	83	3,502	4,019	669	589	3,248	4,659
Units purchased	1,436	-	372	426	111	195	574	423
Units redeemed	(1,455)	(39)	(753)	(943)	(85)	(115)	(804)	(1,834)

Ending units	25	44	3,121	3,502	695	669	3,018	3,248

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CAF4		GVIDA		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,207)	(2,190)	5,117	6,952	1,630	1,317	26,581	41,605
Realized gain (loss) on investments	120,928	79,612	(30,363)	(24,408)	675	163	201,172	55,540
Change in unrealized gain (loss) on investments	124,851	(98,584)	114,196	(12,535)	354	18	85,276	(174,617)
Reinvested capital gains	-	-	-	-	1,131	270	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	242,572	(21,162)	88,950	(29,991)	3,790	1,768	313,029	(77,472)

Equity transactions:
Purchase payments received from contract owners (note 5a)	252,046	148,205	41,419	50,212	63,343	23,435	188,244	1,646,267
Transfers between funds (note 5a)	(1)	46	-	6	-	-	(2)	(1)
Surrenders and Death Benefits (notes 3 and 5a)	(204,451)	(115,035)	(10,418)	(18,915)	675	(8,562)	(594,817)	(134,416)
Net policy repayments (loans) (note 4 and 5a)	(27,640)	(6,697)	(2,788)	(333)	(860)	(257)	(3,648)	(3,541)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(172,465)	(177,355)	(59,754)	(56,806)	(13,349)	(9,367)	(257,347)	(243,052)
Adjustments to maintain reserves	(184)	5	(64)	(15)	204	(67)	159	(197)

Net equity transactions	(152,695)	(150,831)	(31,605)	(25,851)	50,013	5,182	(667,411)	1,265,060

Net change in contract owners’ equity	89,877	(171,993)	57,345	(55,842)	53,803	6,950	(354,382)	1,187,588
Contract owners’ equity beginning of period	1,786,214	1,958,207	600,016	655,858	83,699	76,749	3,336,018	2,148,430

Contract owners’ equity end of period	$1,876,091	1,786,214	657,361	600,016	137,502	83,699	2,981,636	3,336,018

CHANGES IN UNITS:
Beginning units	12,153	13,320	3,737	3,895	614	578	15,245	11,166
Units purchased	1,840	1,304	244	311	489	193	1,135	5,915
Units redeemed	(2,706)	(2,471)	(422)	(469)	(135)	(157)	(3,299)	(1,836)

Ending units	11,287	12,153	3,559	3,737	968	614	13,081	15,245

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		MCIF		NVMIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,633	54,154	3,747	3,786	1,374	297	2,140	1,543
Realized gain (loss) on investments	45,039	847,231	(2,328)	(3,033)	39,126	28,616	9,828	11,847
Change in unrealized gain (loss) on investments	172,053	(712,567)	15,870	2,136	(17,071)	(48,547)	34,775	(41,993)
Reinvested capital gains	-	-	1,176	-	24,459	5,204	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	233,725	188,818	18,465	2,889	47,888	(14,430)	46,743	(28,603)

Equity transactions:
Purchase payments received from contract owners (note 5a)	155,772	149,704	118,543	13,834	110,808	74,517	634,572	20,482
Transfers between funds (note 5a)	-	(7)	-	-	-	-	(2)	(6)
Surrenders and Death Benefits (notes 3 and 5a)	(62,716)	(5,087,840)	823	(5,858)	(92,089)	(38,931)	(28,099)	(23,625)
Net policy repayments (loans) (note 4 and 5a)	(96,724)	(11,477)	(3,281)	(412)	14,340	1,362	4,186	(8,916)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(212,245)	(219,459)	(26,117)	(17,293)	(33,369)	(22,260)	(28,588)	(28,332)
Adjustments to maintain reserves	(114)	(223)	180	(53)	58	260	(69)	25

Net equity transactions	(216,027)	(5,169,302)	90,148	(9,782)	(252)	14,948	582,000	(40,372)

Net change in contract owners’ equity	17,698	(4,980,484)	108,613	(6,893)	47,636	518	628,743	(68,975)
Contract owners’ equity beginning of period	1,893,677	6,874,161	233,688	240,581	309,891	309,373	248,717	317,692

Contract owners’ equity end of period	$1,911,375	1,893,677	342,301	233,688	357,527	309,891	877,460	248,717

CHANGES IN UNITS:
Beginning units	10,934	35,746	1,573	1,639	1,174	1,241	2,952	3,392
Units purchased	1,081	991	454	98	410	209	6,760	280
Units redeemed	(1,884)	(25,803)	(178)	(164)	(441)	(276)	(649)	(720)

Ending units	10,131	10,934	1,849	1,573	1,143	1,174	9,063	2,952

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV3		GVDIV4		NVMLG1		NVMLV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,652)	5,826	(3,238)	12,051	(2,082)	(6,778)	624	913
Realized gain (loss) on investments	19,317	(47,429)	(13,905)	(333,201)	21,965	17,150	(2,604)	(676)
Change in unrealized gain (loss) on investments	50,939	(44,479)	177,064	176,556	82,415	(41,181)	31,269	(23,010)
Reinvested capital gains	-	-	-	-	21,969	-	-	7,673

Net increase (decrease) in contract owners’ equity resulting from operations	68,604	(86,082)	159,921	(144,594)	124,267	(30,809)	29,289	(15,100)

Equity transactions:
Purchase payments received from contract owners (note 5a)	49,650	50,648	55,283	63,967	133,920	125,321	27,629	18,830
Transfers between funds (note 5a)	1	-	3	27	(2)	18	-	1
Surrenders and Death Benefits (notes 3 and 5a)	(79,049)	(35,341)	(126,368)	(1,488,344)	(95,535)	(187,286)	(100,448)	(45,223)
Net policy repayments (loans) (note 4 and 5a)	515	1,858	(6,633)	1,956	(1,985)	(1,611)	3,582	(941)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(38,206)	(40,311)	(105,676)	(121,258)	(88,088)	(91,322)	(18,185)	(26,802)
Adjustments to maintain reserves	(32)	(704)	270	(1,022)	(1,039)	552	977	180

Net equity transactions	(67,121)	(23,850)	(183,121)	(1,544,674)	(52,729)	(154,328)	(86,445)	(53,955)

Net change in contract owners’ equity	1,483	(109,932)	(23,200)	(1,689,268)	71,538	(185,137)	(57,156)	(69,055)
Contract owners’ equity beginning of period	448,978	558,910	1,056,423	2,745,691	806,344	991,481	213,978	283,033

Contract owners’ equity end of period	$450,461	448,978	1,033,223	1,056,423	877,882	806,344	156,822	213,978

CHANGES IN UNITS:
Beginning units	4,661	4,831	3,013	6,142	7,881	9,368	1,985	2,561
Units purchased	570	711	164	220	1,299	1,155	241	185
Units redeemed	(1,212)	(881)	(632)	(3,349)	(1,663)	(2,642)	(868)	(761)

Ending units	4,019	4,661	2,545	3,013	7,517	7,881	1,358	1,985

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG1		NVMMV2		SCGF		SCVF4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(24,890)	(26,623)	1,603	272	(2,032)	(1,996)	1,922	(5,426)
Realized gain (loss) on investments	258,857	220,447	36,062	32,527	13,209	15,608	(61,444)	(71,627)
Change in unrealized gain (loss) on investments	(90,570)	(384,760)	(12,746)	(59,813)	20,287	(18,127)	376,090	(50,159)
Reinvested capital gains	321,451	-	52,720	2,676	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	464,848	(190,936)	77,639	(24,338)	31,464	(4,515)	316,568	(127,212)

Equity transactions:
Purchase payments received from contract owners (note 5a)	284,057	444,546	27,604	92,680	63,735	82,811	165,747	379,012
Transfers between funds (note 5a)	15	(207)	-	-	-	(4)	(2)	40
Surrenders and Death Benefits (notes 3 and 5a)	(419,631)	(407,179)	(101,318)	(119,150)	(16,372)	(166,831)	(263,734)	(182,989)
Net policy repayments (loans) (note 4 and 5a)	(6,680)	(20,548)	2,575	(15,128)	(34,856)	(14,061)	(40,831)	(33,510)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(334,596)	(363,910)	(48,615)	(53,885)	(18,230)	(17,843)	(168,357)	(169,552)
Adjustments to maintain reserves	(33)	1,826	(10)	(74)	(24)	132	(55)	(116)

Net equity transactions	(476,868)	(345,472)	(119,764)	(95,557)	(5,747)	(115,796)	(307,232)	(7,115)

Net change in contract owners’ equity	(12,020)	(536,408)	(42,125)	(119,895)	25,717	(120,311)	9,336	(134,327)
Contract owners’ equity beginning of period	3,364,457	3,900,865	554,308	674,203	250,720	371,031	1,728,286	1,862,613

Contract owners’ equity end of period	$3,352,437	3,364,457	512,183	554,308	276,437	250,720	1,737,622	1,728,286

CHANGES IN UNITS:
Beginning units	25,860	28,475	5,530	6,521	1,591	2,436	9,003	9,251
Units purchased	2,505	4,264	575	1,010	447	526	936	2,077
Units redeemed	(5,984)	(6,879)	(1,680)	(2,001)	(353)	(1,371)	(2,168)	(2,325)

Ending units	22,381	25,860	4,425	5,530	1,685	1,591	7,771	9,003

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCF4		MSBF		GVEX4		NVSTB2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(9,923)	(3,639)	12,153	30,818	187,713	163,537	1,071	750
Realized gain (loss) on investments	(66,468)	(135,088)	34,627	6,703	746,746	829,284	147	667
Change in unrealized gain (loss) on investments	306,539	25,698	42,012	(2,702)	1,271,530	(792,183)	1,283	(524)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	230,148	(113,029)	88,792	34,819	2,205,989	200,638	2,501	893

Equity transactions:
Purchase payments received from contract owners (note 5a)	184,594	151,610	89,292	331,752	1,445,597	1,573,689	59,206	9,242
Transfers between funds (note 5a)	(37)	63	-	-	24	456	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(88,236)	(158,929)	(424,226)	(81,332)	(1,821,774)	(1,633,498)	(41)	(71,496)
Net policy repayments (loans) (note 4 and 5a)	(4,312)	(10,511)	(8,441)	(3,848)	(60,208)	49,004	26	238
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(166,174)	(169,065)	(37,705)	(43,788)	(1,813,460)	(1,908,778)	(8,451)	(8,172)
Adjustments to maintain reserves	(162)	(198)	(194)	42	(1,150)	1,040	(80)	45

Net equity transactions	(74,327)	(187,030)	(381,274)	202,826	(2,250,971)	(1,918,087)	50,660	(70,143)

Net change in contract owners’ equity	155,821	(300,059)	(292,482)	237,645	(44,982)	(1,717,449)	53,161	(69,250)
Contract owners’ equity beginning of period	1,593,732	1,893,791	992,254	754,609	15,410,589	17,128,038	85,570	154,820

Contract owners’ equity end of period	$1,749,553	1,593,732	699,772	992,254	15,365,607	15,410,589	138,731	85,570

CHANGES IN UNITS:
Beginning units	9,286	10,360	4,859	4,315	35,499	39,654	796	1,448
Units purchased	976	1,084	590	1,478	3,312	4,057	546	96
Units redeemed	(1,497)	(2,158)	(1,963)	(934)	(7,792)	(8,212)	(86)	(748)

Ending units	8,765	9,286	3,486	4,859	31,019	35,499	1,256	796

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVOLG1		NVTIV3		EIF4		NVRE1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,196)	(2,526)	61	49	7,583	9,721	9,431	4,923
Realized gain (loss) on investments	174,383	26,683	(89)	(17)	(47,840)	(92,783)	301,883	262,315
Change in unrealized gain (loss) on investments	1,746,044	(383,844)	440	(330)	300,111	37,502	(144,984)	(85,959)
Reinvested capital gains	-	42,821	42	3	-	-	303,479	14,903

Net increase (decrease) in contract owners’ equity resulting from operations	1,919,231	(316,866)	454	(295)	259,854	(45,560)	469,809	196,182

Equity transactions:
Purchase payments received from contract owners (note 5a)	789,625	961,259	1,238	121	98,744	100,495	399,284	269,663
Transfers between funds (note 5a)	(2)	597	-	-	(2)	50	(1)	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,155,444)	(1,390,059)	(299)	-	(160,900)	(157,172)	(768,048)	(737,347)
Net policy repayments (loans) (note 4 and 5a)	(65,308)	(34,288)	-	-	(1,538)	(5,498)	76,290	(73,791)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(998,251)	(1,012,085)	(118)	(108)	(145,724)	(155,859)	(128,012)	(126,374)
Adjustments to maintain reserves	(808)	1,640	(42)	(25)	(163)	56	(127)	25

Net equity transactions	(1,430,188)	(1,472,936)	779	(12)	(209,583)	(217,928)	(420,614)	(667,824)

Net change in contract owners’ equity	489,043	(1,789,802)	1,233	(307)	50,271	(263,488)	49,195	(471,642)
Contract owners’ equity beginning of period	11,083,107	12,872,909	2,053	2,360	1,528,456	1,791,944	3,223,476	3,695,118

Contract owners’ equity end of period	$11,572,150	11,083,107	3,286	2,053	1,578,727	1,528,456	3,272,671	3,223,476

CHANGES IN UNITS:
Beginning units	63,445	70,567	11	11	10,422	11,827	32,348	39,197
Units purchased	5,363	6,805	8	1	712	1,596	4,602	2,897
Units redeemed	(12,512)	(13,927)	(2)	(1)	(1,908)	(3,001)	(8,372)	(9,746)

Ending units	56,296	63,445	17	11	9,226	10,422	28,578	32,348

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM4		ALVGIA		ALVSVA		ACVIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,806)	(33,727)	1,792	1,262	(901)	(1,694)	1,764	1,332
Realized gain (loss) on investments	-	-	8,419	(8,898)	75,860	122,203	18,762	10,964
Change in unrealized gain (loss) on investments	-	-	16,800	15,283	27,320	(188,689)	(3,612)	(8,261)
Reinvested capital gains	-	-	-	-	23,523	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,806)	(33,727)	27,011	7,647	125,802	(68,180)	16,914	4,035

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,397,609	2,736,316	96,778	16,315	61,718	115,909	23,325	28,583
Transfers between funds (note 5a)	(1)	(2,274)	4	45	3	(3)	-	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(1,223,755)	(2,140,544)	(13,762)	(42,469)	(357,333)	(317,035)	(3,337)	(35,335)
Net policy repayments (loans) (note 4 and 5a)	(2,109)	(31,553)	2,839	(1,257)	2,479	(447)	(61,408)	364
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(712,561)	(587,440)	(14,396)	(22,025)	(33,239)	(31,838)	(14,966)	(14,710)
Adjustments to maintain reserves	(476)	(33)	159	(165)	(37)	(163)	(58)	(40)

Net equity transactions	(541,293)	(25,528)	71,622	(49,556)	(326,409)	(233,577)	(56,444)	(21,140)

Net change in contract owners’ equity	(574,099)	(59,255)	98,633	(41,909)	(200,607)	(301,757)	(39,530)	(17,105)
Contract owners’ equity beginning of period	4,970,143	5,029,398	136,169	178,078	815,442	1,117,199	152,100	169,205

Contract owners’ equity end of period	$4,396,044	4,970,143	234,802	136,169	614,835	815,442	112,570	152,100

CHANGES IN UNITS:
Beginning units	26,922	26,084	690	1,018	2,191	2,678	815	966
Units purchased	7,890	13,927	347	118	178	539	159	142
Units redeemed	(10,930)	(13,089)	(147)	(446)	(915)	(1,026)	(343)	(293)

Ending units	23,882	26,922	890	690	1,454	2,191	631	815

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIP2		ACVI		ACVMV1		ACVU1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,671	14,138	263	1,628	19,545	11,122	(776)	(858)
Realized gain (loss) on investments	6,686	27,841	(238)	756	101,655	81,040	10,862	4,147
Change in unrealized gain (loss) on investments	1,069	91	44,991	(30,802)	19,364	(172,452)	10,574	(14,493)
Reinvested capital gains	6,941	5,100	-	-	93,981	53,761	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,367	47,170	45,016	(28,418)	234,545	(26,529)	20,660	(11,204)

Equity transactions:
Purchase payments received from contract owners (note 5a)	78,554	273,454	79,267	14,414	33,565	322,899	10,498	160,506
Transfers between funds (note 5a)	-	-	-	-	-	-	4	-
Surrenders and Death Benefits (notes 3 and 5a)	(68,241)	(352,675)	(33,533)	-	(612,884)	(612,047)	(84,560)	(26)
Net policy repayments (loans) (note 4 and 5a)	(566)	687	-	1,507	25,851	(32,034)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(28,335)	(28,541)	(9,449)	(8,700)	(48,839)	(54,916)	(9,794)	(11,890)
Adjustments to maintain reserves	(24)	(10)	84	(178)	(30)	(104)	(34)	65

Net equity transactions	(18,612)	(107,085)	36,369	7,043	(602,337)	(376,202)	(83,886)	148,655

Net change in contract owners’ equity	1,755	(59,915)	81,385	(21,375)	(367,792)	(402,731)	(63,226)	137,451
Contract owners’ equity beginning of period	323,391	383,306	203,668	225,043	1,682,304	2,085,035	174,752	37,301

Contract owners’ equity end of period	$325,146	323,391	285,053	203,668	1,314,512	1,682,304	111,526	174,752

CHANGES IN UNITS:
Beginning units	2,058	2,359	756	730	11,416	13,946	758	167
Units purchased	418	1,733	266	60	453	2,117	43	643
Units redeemed	(560)	(2,034)	(143)	(34)	(4,143)	(4,647)	(370)	(52)

Ending units	1,916	2,058	879	756	7,726	11,416	431	758

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVSCS		DCAP		DSC		FVCA2P
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,784)	(1,718)	15,164	1,590	(358)	(95)	(85)	12
Realized gain (loss) on investments	(19,682)	(115,029)	59,586	8,269	241	5,232	(521)	22
Change in unrealized gain (loss) on investments	203,505	103,159	(15,364)	14,825	9,211	(10,105)	2,921	(3,733)
Reinvested capital gains	56,574	3,962	-	-	-	-	3,002	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,613	(9,626)	59,386	24,684	9,094	(4,968)	5,317	(3,699)

Equity transactions:
Purchase payments received from contract owners (note 5a)	440,160	323,655	103,642	372,834	24,795	54,155	2,572	2,606
Transfers between funds (note 5a)	-	3	7	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(130,280)	(155,442)	(272,991)	(14,709)	(29,095)	(20,371)	(8,133)	-
Net policy repayments (loans) (note 4 and 5a)	(18,802)	(4,812)	(17,214)	327	179	197	185	185
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(121,119)	(129,096)	(46,954)	(45,723)	(4,098)	(2,616)	(3,189)	(2,995)
Adjustments to maintain reserves	(50)	(202)	160	26	73	(53)	(277)	90

Net equity transactions	169,909	34,106	(233,350)	312,755	(8,146)	31,312	(8,842)	(114)

Net change in contract owners’ equity	405,522	24,480	(173,964)	337,439	948	26,344	(3,525)	(3,813)
Contract owners’ equity beginning of period	1,557,315	1,532,835	626,479	289,040	53,686	27,342	57,844	61,657

Contract owners’ equity end of period	$1,962,837	1,557,315	452,515	626,479	54,634	53,686	54,319	57,844

CHANGES IN UNITS:
Beginning units	7,172	7,042	3,103	1,768	250	124	316	313
Units purchased	2,060	1,622	652	1,695	181	213	18	19
Units redeemed	(1,174)	(1,492)	(1,684)	(360)	(138)	(87)	(52)	(16)

Ending units	8,058	7,172	2,071	3,103	293	250	282	316

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FQB		FEIP		FHIP		FAMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$12,105	11,179	165,315	129,452	91,876	98,527	17,340	28,568
Realized gain (loss) on investments	731	5,199	(284,977)	(273,498)	(43,584)	(24,554)	(3,895)	11,621
Change in unrealized gain (loss) on investments	15,628	(12,221)	763,326	174,315	163,584	(23,339)	216,898	(117,201)
Reinvested capital gains	-	-	443,095	-	-	-	15,238	11,023

Net increase (decrease) in contract owners’ equity resulting from operations	28,464	4,157	1,086,759	30,269	211,876	50,634	245,581	(65,989)

Equity transactions:
Purchase payments received from contract owners (note 5a)	60,024	131,287	652,059	770,245	537,037	149,550	168,574	189,052
Transfers between funds (note 5a)	(1)	1	(58)	439	(2)	98	(2)	331
Surrenders and Death Benefits (notes 3 and 5a)	(25,126)	(142,126)	(888,949)	(665,448)	(345,194)	(77,214)	(304,803)	(668,738)
Net policy repayments (loans) (note 4 and 5a)	47	401	(17,922)	(746)	(4,432)	2,109	(3,010)	(26,377)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(27,491)	(24,647)	(765,598)	(781,909)	(138,050)	(126,184)	(190,703)	(212,585)
Adjustments to maintain reserves	8	(119)	(598)	788	(183)	121	93	(22)

Net equity transactions	7,461	(35,203)	(1,021,066)	(676,631)	49,176	(51,520)	(329,851)	(718,339)

Net change in contract owners’ equity	35,925	(31,046)	65,693	(646,362)	261,052	(886)	(84,270)	(784,328)
Contract owners’ equity beginning of period	307,771	338,817	6,894,044	7,540,406	1,570,646	1,571,532	2,179,724	2,964,052

Contract owners’ equity end of period	$343,696	307,771	6,959,737	6,894,044	1,831,698	1,570,646	2,095,454	2,179,724

CHANGES IN UNITS:
Beginning units	1,742	2,304	15,604	17,136	4,363	4,591	5,554	7,336
Units purchased	357	644	1,607	2,124	1,181	364	481	578
Units redeemed	(348)	(1,206)	(3,623)	(3,656)	(1,168)	(592)	(1,227)	(2,360)

Ending units	1,751	1,742	13,588	15,604	4,376	4,363	4,808	5,554

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FNRS2		FEIS		FF10S		FF30S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(64)	(227)	11,717	7,421	60	38	127	235
Realized gain (loss) on investments	17,816	71,911	(2,449)	(12,129)	274	747	1,277	65
Change in unrealized gain (loss) on investments	(11,301)	(89,931)	33,984	6,474	191	(988)	714	(1,325)
Reinvested capital gains	-	-	32,485	-	84	33	128	50

Net increase (decrease) in contract owners’ equity resulting from operations	6,451	(18,247)	75,737	1,766	609	(170)	2,246	(975)

Equity transactions:
Purchase payments received from contract owners (note 5a)	14,298	148,562	42,059	86,701	1,848	2,041	1,737	7,482
Transfers between funds (note 5a)	-	9	-	4	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(44,239)	(151,398)	(13,485)	(13,140)	-	(9,809)	(5,648)	-
Net policy repayments (loans) (note 4 and 5a)	20,080	(8,094)	(2,003)	703	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(23,060)	(32,741)	(44,551)	(43,022)	(2,367)	(3,032)	(1,859)	(551)
Adjustments to maintain reserves	84	(19)	(142)	113	110	(101)	92	(95)

Net equity transactions	(32,837)	(43,681)	(18,122)	31,359	(409)	(10,901)	(5,678)	6,836

Net change in contract owners’ equity	(26,386)	(61,928)	57,615	33,125	200	(11,071)	(3,432)	5,861
Contract owners’ equity beginning of period	244,788	306,716	472,774	439,649	5,769	16,840	16,566	10,705

Contract owners’ equity end of period	$218,402	244,788	530,389	472,774	5,969	5,769	13,134	16,566

CHANGES IN UNITS:
Beginning units	1,475	1,739	3,272	3,046	45	130	133	83
Units purchased	267	864	306	675	15	16	15	55
Units redeemed	(476)	(1,128)	(422)	(449)	(18)	(101)	(56)	(5)

Ending units	1,266	1,475	3,156	3,272	42	45	92	133

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGP		FGS		FHIPR		FIGBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(13,151)	(37,475)	(1,063)	(1,969)	24,283	29,310	82,705	151,785
Realized gain (loss) on investments	558,940	740,554	1,885	2,908	13,186	42,746	169,771	81,032
Change in unrealized gain (loss) on investments	817,326	(756,104)	55,393	(5,269)	23,360	(58,182)	(116,074)	11,780
Reinvested capital gains	-	37,764	-	1,415	-	-	140,004	127,602

Net increase (decrease) in contract owners’ equity resulting from operations	1,363,115	(15,261)	56,215	(2,915)	60,829	13,874	276,406	372,199

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,016,109	1,185,684	54,301	66,588	84,334	229,828	1,086,052	2,641,214
Transfers between funds (note 5a)	(165)	666	-	10	1	15	(6)	132
Surrenders and Death Benefits (notes 3 and 5a)	(1,284,449)	(1,372,928)	(72,330)	(7,046)	(78,708)	(154,381)	(1,243,030)	(1,184,689)
Net policy repayments (loans) (note 4 and 5a)	(110,137)	(69,968)	(4,658)	(4,994)	(8,780)	640	1,040	(22,709)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,175,449)	(1,240,114)	(36,744)	(37,321)	(37,631)	(33,718)	(513,790)	(458,224)
Adjustments to maintain reserves	(479)	1,741	(114)	82	(54)	(97)	345	(528)

Net equity transactions	(1,554,570)	(1,494,919)	(59,545)	17,319	(40,838)	42,287	(669,389)	975,196

Net change in contract owners’ equity	(191,455)	(1,510,180)	(3,330)	14,404	19,991	56,161	(392,983)	1,347,395
Contract owners’ equity beginning of period	9,983,908	11,494,088	410,051	395,647	472,598	416,437	5,694,951	4,347,556

Contract owners’ equity end of period	$9,792,453	9,983,908	406,721	410,051	492,589	472,598	5,301,968	5,694,951

CHANGES IN UNITS:
Beginning units	25,421	29,040	2,807	2,692	3,866	3,518	14,435	12,747
Units purchased	2,815	3,410	367	464	711	1,931	3,312	5,873
Units redeemed	(6,483)	(7,029)	(725)	(349)	(1,025)	(1,583)	(4,466)	(4,185)

Ending units	21,753	25,421	2,449	2,807	3,552	3,866	13,281	14,435

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FOP		FOPR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$768	1,258	(6,731)	(24,241)	23,357	15,790	27,185	15,910
Realized gain (loss) on investments	1,184	903	(4,898)	7,069	(236,209)	(121,839)	(65,598)	(172,860)
Change in unrealized gain (loss) on investments	(713)	(329)	204,016	(431,343)	553,279	(299,488)	423,404	(263,891)
Reinvested capital gains	1,404	1,395	289,302	6,599	6,172	4,240	7,486	4,251

Net increase (decrease) in contract owners’ equity resulting from operations	2,643	3,227	481,689	(441,916)	346,599	(401,297)	392,477	(416,590)

Equity transactions:
Purchase payments received from contract owners (note 5a)	9,941	9,363	529,740	488,590	109,793	138,648	307,178	368,426
Transfers between funds (note 5a)	-	3	(3)	74	-	135	(119)	16
Surrenders and Death Benefits (notes 3 and 5a)	(4,240)	(5,827)	(810,797)	(1,163,975)	(213,898)	(71,662)	(239,145)	(109,449)
Net policy repayments (loans) (note 4 and 5a)	24	365	35,213	(49,923)	(14,508)	5,605	(4,283)	(702)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,541)	(7,240)	(166,882)	(177,695)	(186,897)	(202,010)	(182,756)	(188,329)
Adjustments to maintain reserves	(78)	74	(96)	42	14	(33)	(167)	(708)

Net equity transactions	(1,894)	(3,262)	(412,825)	(902,887)	(305,496)	(129,317)	(119,292)	69,254

Net change in contract owners’ equity	749	(35)	68,864	(1,344,803)	41,103	(530,614)	273,185	(347,336)
Contract owners’ equity beginning of period	52,400	52,435	3,595,947	4,940,750	1,858,078	2,388,692	2,012,152	2,359,488

Contract owners’ equity end of period	$53,149	52,400	3,664,811	3,595,947	1,899,181	1,858,078	2,285,337	2,012,152

CHANGES IN UNITS:
Beginning units	355	378	11,801	14,945	5,754	6,206	17,378	16,758
Units purchased	79	75	2,113	1,728	384	594	2,980	3,759
Units redeemed	(91)	(98)	(2,790)	(4,872)	(1,225)	(1,046)	(3,884)	(3,139)

Ending units	343	355	11,124	11,801	4,913	5,754	16,474	17,378

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOS		FOSR		FVSS		FTVRDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$40	17	2,808	1,444	(755)	976	12,093	8,845
Realized gain (loss) on investments	(15)	101	(11,734)	(13,799)	17,386	(771)	1,398	(6,473)
Change in unrealized gain (loss) on investments	533	(736)	49,541	(30,689)	73,269	(44,465)	101,303	49,355
Reinvested capital gains	11	9	822	412	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	569	(609)	41,437	(42,632)	89,900	(44,260)	114,794	51,727

Equity transactions:
Purchase payments received from contract owners (note 5a)	184	204	38,878	49,356	20,342	189,489	230,332	318,550
Transfers between funds (note 5a)	-	-	-	11	-	(1)	(3)	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(741)	(17,939)	(3,146)	(21,850)	(10,818)	(94,662)	(147,707)
Net policy repayments (loans) (note 4 and 5a)	-	-	1,064	(354)	507	994	(5,134)	1,529
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(183)	(779)	(20,888)	(22,627)	(26,676)	(22,441)	(85,780)	(84,765)
Adjustments to maintain reserves	1	(82)	(40)	(37)	24	9	47	13

Net equity transactions	2	(1,398)	1,075	23,203	(27,653)	157,232	44,800	87,620

Net change in contract owners’ equity	571	(2,007)	42,512	(19,429)	62,247	112,972	159,594	139,347
Contract owners’ equity beginning of period	2,906	4,913	209,510	228,939	349,969	236,997	977,605	838,258

Contract owners’ equity end of period	$3,477	2,906	252,022	209,510	412,216	349,969	1,137,199	977,605

CHANGES IN UNITS:
Beginning units	18	25	1,824	1,636	1,523	1,147	4,854	4,474
Units purchased	1	1	339	416	88	548	1,026	1,595
Units redeemed	(1)	(8)	(331)	(228)	(206)	(172)	(831)	(1,215)

Ending units	18	18	1,832	1,824	1,405	1,523	5,049	4,854

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVSVI		FTVDM3		TIF		FTVGI3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,647	9,144	1,337	(619)	10,177	7,475	77,628	76,272
Realized gain (loss) on investments	176,738	90,761	2,546	219,265	12,533	(25,198)	37,871	36,797
Change in unrealized gain (loss) on investments	196,906	(339,060)	19,476	(246,295)	55,493	(47,321)	81,575	(171,109)
Reinvested capital gains	-	-	-	-	-	-	2,237	10,123

Net increase (decrease) in contract owners’ equity resulting from operations	381,291	(239,155)	23,359	(27,649)	78,203	(65,044)	199,311	(47,917)

Equity transactions:
Purchase payments received from contract owners (note 5a)	73,851	2,130,334	7,142	23,870	86,122	132,357	310,283	1,180,622
Transfers between funds (note 5a)	(8)	1	-	-	1	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(917,102)	(192,916)	(20,405)	(782,459)	(146,107)	(41,342)	(503,986)	(461,180)
Net policy repayments (loans) (note 4 and 5a)	35,572	(23,599)	6,006	(805)	-	49	32,706	(33,817)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(111,256)	(100,839)	(15,373)	(25,016)	(24,311)	(30,944)	(64,129)	(50,338)
Adjustments to maintain reserves	(72)	70	(101)	119	(237)	(293)	(95)	(86)

Net equity transactions	(919,015)	1,813,051	(22,731)	(784,291)	(84,532)	59,827	(225,221)	635,201

Net change in contract owners’ equity	(537,724)	1,573,896	628	(811,940)	(6,329)	(5,217)	(25,910)	587,284
Contract owners’ equity beginning of period	2,545,179	971,283	203,532	1,015,472	479,314	484,531	1,523,900	936,616

Contract owners’ equity end of period	$2,007,455	2,545,179	204,160	203,532	472,985	479,314	1,497,990	1,523,900

CHANGES IN UNITS:
Beginning units	10,414	4,002	1,254	5,225	1,347	1,219	9,050	5,475
Units purchased	573	7,811	123	240	218	317	1,875	6,726
Units redeemed	(3,826)	(1,399)	(257)	(4,211)	(430)	(189)	(3,135)	(3,151)

Ending units	7,161	10,414	1,120	1,254	1,135	1,347	7,790	9,050

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVFA2		AMTB		AMCG		AMTP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$289	(84)	24,149	20,592	(1,262)	(993)	(2,100)	(6,925)
Realized gain (loss) on investments	1,371	264	(700)	(25,251)	17,608	1,448	33,507	(106,715)
Change in unrealized gain (loss) on investments	(1,050)	(372)	17,663	1,951	2,342	119	106,396	(4,207)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	610	(192)	41,112	(2,708)	18,688	574	137,803	(117,847)

Equity transactions:
Purchase payments received from contract owners (note 5a)	-	58	63,826	556,711	58,460	97,902	50,395	57,293
Transfers between funds (note 5a)	-	-	(19)	29	4	-	(3)	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(11,390)	(1,238)	(53,631)	(136,974)	(14,108)	(4,161)	(42,242)	(124,096)
Net policy repayments (loans) (note 4 and 5a)	-	-	4,987	1,752	(37,279)	292	4,148	(4,728)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(81)	(420)	(79,231)	(82,288)	(8,574)	(2,906)	(94,089)	(107,229)
Adjustments to maintain reserves	(35)	39	(250)	(136)	14	97	(88)	118

Net equity transactions	(11,506)	(1,561)	(64,318)	339,094	(1,483)	91,224	(81,879)	(178,644)

Net change in contract owners’ equity	(10,896)	(1,753)	(23,206)	336,386	17,205	91,798	55,924	(296,491)
Contract owners’ equity beginning of period	10,896	12,649	1,072,925	736,539	155,281	63,483	905,583	1,202,074

Contract owners’ equity end of period	$-	10,896	1,049,719	1,072,925	172,486	155,281	961,507	905,583

CHANGES IN UNITS:
Beginning units	119	135	4,123	3,318	370	151	3,739	4,371
Units purchased	-	1	363	2,033	132	235	217	266
Units redeemed	(119)	(17)	(691)	(1,228)	(134)	(16)	(529)	(898)

Ending units	-	119	3,795	4,123	368	370	3,427	3,739

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMFAS		AMSRS		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(128)	(116)	(9,569)	(5,129)	16,675	6,941	34,897	(9,001)
Realized gain (loss) on investments	383	295	(35,979)	47,525	(31,094)	(44,307)	(45,184)	(28,105)
Change in unrealized gain (loss) on investments	1,031	(682)	227,918	(282,697)	248,944	(74,733)	430,495	(390,747)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,286	(503)	182,370	(240,301)	234,525	(112,099)	420,208	(427,853)

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,292	3,155	32,002	2,305,740	146,987	165,027	41,639	2,846,854
Transfers between funds (note 5a)	-	-	1	-	(2)	-	(3)	90
Surrenders and Death Benefits (notes 3 and 5a)	-	-	(884,598)	(228,267)	(136,611)	(62,060)	(1,266,675)	(47,143)
Net policy repayments (loans) (note 4 and 5a)	-	-	97,016	(53,034)	(2,856)	(6,414)	(220)	379
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(789)	(676)	(46,676)	(44,685)	(95,968)	(86,222)	(55,665)	(49,994)
Adjustments to maintain reserves	34	(78)	8	94	(19)	(96)	(266)	(321)

Net equity transactions	537	2,401	(802,247)	1,979,848	(88,469)	10,235	(1,281,190)	2,749,865

Net change in contract owners’ equity	1,823	1,898	(619,877)	1,739,547	146,056	(101,864)	(860,982)	2,322,012
Contract owners’ equity beginning of period	15,941	14,043	2,025,286	285,739	1,207,986	1,309,850	2,649,978	327,966

Contract owners’ equity end of period	$17,764	15,941	1,405,409	2,025,286	1,354,042	1,207,986	1,788,996	2,649,978

CHANGES IN UNITS:
Beginning units	126	109	10,856	1,637	8,628	8,518	8,428	1,053
Units purchased	11	23	898	11,147	1,111	1,432	126	7,771
Units redeemed	(7)	(6)	(4,552)	(1,928)	(1,701)	(1,322)	(3,799)	(396)

Ending units	130	126	7,202	10,856	8,038	8,628	4,755	8,428

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGI		OVSC		OVSB		PMVFBA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,004	1,146	(644)	11,383	(373)	-	14,367	3,662
Realized gain (loss) on investments	(18,622)	(19,389)	28,023	569,958	44	-	1,403	1,195
Change in unrealized gain (loss) on investments	75,184	20,333	38,057	(377,181)	5,183	-	(8,436)	15,065
Reinvested capital gains	-	-	-	-	-	-	7,352	995

Net increase (decrease) in contract owners’ equity resulting from operations	57,566	2,090	65,436	204,160	4,854	-	14,686	20,917

Equity transactions:
Purchase payments received from contract owners (note 5a)	21,810	32,635	20,705	39,369	305,060	-	809	34,255
Transfers between funds (note 5a)	-	(1)	-	(3)	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(147,142)	(116,089)	(89,124)	(3,231,166)	(11,694)	-	(578)	(6,442)
Net policy repayments (loans) (note 4 and 5a)	(279)	(7,367)	12,734	(234)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(27,469)	(34,263)	(21,223)	(46,128)	(2,996)	-	(1,718)	(2,002)
Adjustments to maintain reserves	150	(63)	(69)	219	106	-	(84)	(37)

Net equity transactions	(152,930)	(125,148)	(76,977)	(3,237,943)	290,476	-	(1,571)	25,774

Net change in contract owners’ equity	(95,364)	(123,058)	(11,541)	(3,033,783)	295,330	-	13,115	46,691
Contract owners’ equity beginning of period	398,684	521,742	410,417	3,444,200	-	-	312,713	266,022

Contract owners’ equity end of period	$303,320	398,684	398,876	410,417	295,330	-	325,828	312,713

CHANGES IN UNITS:
Beginning units	2,395	3,351	1,873	14,139	-	-	2,449	2,244
Units purchased	176	247	166	191	2,683	-	55	282
Units redeemed	(872)	(1,203)	(452)	(12,457)	(147)	-	(67)	(77)

Ending units	1,699	2,395	1,587	1,873	2,536	-	2,437	2,449

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLDA		PVGIB		PVTIGB		PVTVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$24,297	16,563	1,178	552	690	1,508	(501)	(1,380)
Realized gain (loss) on investments	6,800	1,473	(104)	(6,092)	(4,334)	(1,126)	(31)	7,547
Change in unrealized gain (loss) on investments	72,576	(29,953)	22,469	(1,908)	13,222	(10,957)	32,665	(66,167)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,673	(11,917)	23,543	(7,448)	9,578	(10,575)	32,133	(60,000)

Equity transactions:
Purchase payments received from contract owners (note 5a)	170,918	2,366,479	42,078	28,536	42	10,467	15,875	202,123
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(445,075)	(311,702)	(1,245)	(2,179)	(6,303)	-	(160,104)	(5,096)
Net policy repayments (loans) (note 4 and 5a)	61,947	(66,676)	1,326	(5,118)	-	-	464	(3,009)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(54,528)	(41,950)	(7,050)	(7,262)	(2,529)	(2,191)	(6,313)	(17,443)
Adjustments to maintain reserves	(33)	(305)	(85)	(21)	(49)	(184)	(5)	48

Net equity transactions	(266,771)	1,945,846	35,024	13,956	(8,839)	8,092	(150,083)	176,623

Net change in contract owners’ equity	(163,098)	1,933,929	58,567	6,508	739	(2,483)	(117,950)	116,623
Contract owners’ equity beginning of period	2,222,888	288,959	125,343	118,835	49,128	51,611	219,727	103,104

Contract owners’ equity end of period	$2,059,790	2,222,888	183,910	125,343	49,867	49,128	101,777	219,727

CHANGES IN UNITS:
Beginning units	19,287	2,516	974	874	264	243	989	510
Units purchased	2,620	20,476	259	217	3	33	124	616
Units redeemed	(4,896)	(3,705)	(108)	(117)	(35)	(12)	(575)	(137)

Ending units	17,011	19,287	1,125	974	232	264	538	989

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACEG		AVBVI		TRHS2		VWBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(371)	-	27	30	(671)	(159)	6,690	50,681
Realized gain (loss) on investments	(192)	-	2,702	726	1,672	(321)	1,584	(645)
Change in unrealized gain (loss) on investments	(1,649)	-	(1,259)	(1,146)	15,269	(346)	15,178	(17,393)
Reinvested capital gains	-	-	-	-	2,881	-	7,136	13,908

Net increase (decrease) in contract owners’ equity resulting from operations	(2,212)	-	1,470	(390)	19,151	(826)	30,588	46,551

Equity transactions:
Purchase payments received from contract owners (note 5a)	83,318	-	558	1,302	108,623	45,370	315,383	58,161
Transfers between funds (note 5a)	-	-	-	-	-	-	-	8
Surrenders and Death Benefits (notes 3 and 5a)	(676)	-	(8,542)	(221)	2,780	(1,000)	(38,174)	(212,555)
Net policy repayments (loans) (note 4 and 5a)	(3)	-	-	183	(54)	-	1,316	(805)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(3,255)	-	(481)	(1,540)	(9,450)	(2,675)	(64,227)	(52,187)
Adjustments to maintain reserves	(51)	-	(98)	(17)	55	(52)	(348)	121

Net equity transactions	79,333	-	(8,563)	(293)	101,954	41,643	213,950	(207,257)

Net change in contract owners’ equity	77,121	-	(7,093)	(683)	121,105	40,817	244,538	(160,706)
Contract owners’ equity beginning of period	-	-	11,150	11,833	40,817	-	514,402	675,108

Contract owners’ equity end of period	$77,121	-	4,057	11,150	161,922	40,817	758,940	514,402

CHANGES IN UNITS:
Beginning units	-	-	45	46	352	-	1,155	1,603
Units purchased	842	-	2	6	809	385	1,204	133
Units redeemed	(51)	-	(33)	(7)	(87)	(33)	(281)	(581)

Ending units	791	-	14	45	1,074	352	2,078	1,155

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWEM		VWHA		VVEI		VVHYB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(14,994)	13,550	795	6,068	5,326	4,607	12,910	16,039
Realized gain (loss) on investments	124,040	(83,800)	(142,009)	(12,456)	(8,986)	(9,576)	20,964	582
Change in unrealized gain (loss) on investments	351,262	(445,547)	(31,672)	(395,213)	44,251	34,216	(7,153)	(2,102)
Reinvested capital gains	-	-	168,981	20,750	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	460,308	(515,797)	(3,905)	(380,851)	40,591	29,247	26,721	14,519

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,158,894	121,804	1,720,763	710,640	39,036	38,646	16,692	28,003
Transfers between funds (note 5a)	(61)	8	3	74	-	2	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(287,267)	(925,701)	(724,731)	(17,111)	(21,808)	(16,973)	(86,395)	(10,494)
Net policy repayments (loans) (note 4 and 5a)	6,750	3,412	16,523	(5,875)	(6,357)	(5,120)	(178)	(3,415)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(178,338)	(127,971)	(147,627)	(110,780)	(29,968)	(32,413)	(15,460)	(18,451)
Adjustments to maintain reserves	(286)	(9)	423	140	49	(8)	(27)	(102)

Net equity transactions	699,692	(928,457)	865,354	577,088	(19,048)	(15,866)	(85,368)	(4,459)

Net change in contract owners’ equity	1,160,000	(1,444,254)	861,449	196,237	21,543	13,381	(58,647)	10,060
Contract owners’ equity beginning of period	1,429,216	2,873,470	1,887,014	1,690,777	337,582	324,201	259,675	249,615

Contract owners’ equity end of period	$2,589,216	1,429,216	2,748,463	1,887,014	359,125	337,582	201,028	259,675

CHANGES IN UNITS:
Beginning units	3,984	5,561	2,133	1,623	2,022	2,121	1,537	1,565
Units purchased	3,718	298	4,073	735	246	268	120	188
Units redeemed	(1,304)	(1,875)	(1,679)	(225)	(353)	(367)	(606)	(216)

Ending units	6,398	3,984	4,527	2,133	1,915	2,022	1,051	1,537

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VVMCI		VVHGB		WRASP		SVDF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,354	190	3,371	4,386	1,628	(5,099)	(1,449)	(2,192)
Realized gain (loss) on investments	(14,706)	(11,235)	2,375	2,859	6,642	499,615	78,289	18,257
Change in unrealized gain (loss) on investments	88,762	(7,309)	(1,542)	3,146	62,008	(346,216)	(31,047)	(19,018)
Reinvested capital gains	20,369	-	1,743	1,668	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	95,779	(18,354)	5,947	12,059	70,278	148,300	45,793	(2,953)

Equity transactions:
Purchase payments received from contract owners (note 5a)	66,957	117,401	13,429	24,190	14,657	96,116	10,589	119,961
Transfers between funds (note 5a)	-	(1)	-	1	-	-	-	168
Surrenders and Death Benefits (notes 3 and 5a)	(39,452)	(4,989)	910	(7,575)	(33,418)	(3,485,013)	(139,438)	(77,173)
Net policy repayments (loans) (note 4 and 5a)	(3,625)	(4,251)	(1,312)	(2,002)	1,507	(3,502)	1,718	(1,302)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(46,367)	(48,880)	(14,162)	(13,949)	(15,390)	(40,259)	(20,504)	(29,261)
Adjustments to maintain reserves	(66)	63	43	(30)	(19)	(121)	133	(144)

Net equity transactions	(22,553)	59,343	(1,092)	635	(32,663)	(3,432,779)	(147,502)	12,249

Net change in contract owners’ equity	73,226	40,989	4,855	12,694	37,615	(3,284,479)	(101,709)	9,296
Contract owners’ equity beginning of period	650,365	609,376	199,539	186,845	390,909	3,675,388	297,969	288,673

Contract owners’ equity end of period	$723,591	650,365	204,394	199,539	428,524	390,909	196,260	297,969

CHANGES IN UNITS:
Beginning units	3,283	2,985	1,362	1,360	3,305	28,620	1,696	1,637
Units purchased	354	643	174	223	140	829	77	673
Units redeemed	(453)	(345)	(182)	(221)	(382)	(26,144)	(817)	(614)

Ending units	3,184	3,283	1,354	1,362	3,063	3,305	956	1,696

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(524)	(676)	(1,888)	(1,486)	(184)	(892)	(14,769)	(12,559)
Realized gain (loss) on investments	9,455	31,853	(5,653)	(1,924)	2,330	(2,241)	(754,687)	(218,884)
Change in unrealized gain (loss) on investments	3,992	(39,215)	12,176	(24,585)	7,666	(13,901)	1,471,469	(1,986,808)
Reinvested capital gains	37	-	11,966	-	-	-	-	58,018

Net increase (decrease) in contract owners’ equity resulting from operations	12,960	(8,038)	16,601	(27,995)	9,812	(17,034)	702,013	(2,160,233)

Equity transactions:
Purchase payments received from contract owners (note 5a)	5,288	68,110	7,528	321,662	49,840	84,430	41,015	5,419,027
Transfers between funds (note 5a)	(1)	83	-	-	-	1	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(40,417)	(60,243)	(66,272)	(37,571)	(107,542)	(99,606)	(6,045,151)	(219,168)
Net policy repayments (loans) (note 4 and 5a)	416	350	(1,170)	(843)	125	(15,341)	52,822	(112,166)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(3,993)	(5,275)	(7,670)	(5,426)	(3,202)	(13,959)	(59,245)	(161,421)
Adjustments to maintain reserves	(47)	(117)	24	(84)	44	(92)	(241)	(327)

Net equity transactions	(38,754)	2,908	(67,560)	277,738	(60,735)	(44,567)	(6,010,800)	4,925,945

Net change in contract owners’ equity	(25,794)	(5,130)	(50,959)	249,743	(50,923)	(61,601)	(5,308,787)	2,765,712
Contract owners’ equity beginning of period	101,558	106,688	253,544	3,801	50,923	112,524	5,308,787	2,543,075

Contract owners’ equity end of period	$75,764	101,558	202,585	253,544	-	50,923	-	5,308,787

CHANGES IN UNITS:
Beginning units	360	355	1,620	23	348	696	27,235	8,762
Units purchased	22	227	111	1,880	293	523	435	21,612
Units redeemed	(148)	(222)	(522)	(283)	(641)	(871)	(27,670)	(3,139)

Ending units	234	360	1,209	1,620	-	348	-	27,235

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA		AVCDI		VWBFR		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(177)	(611)	(434)	(1,321)	5,032	18,539	(1,924)	2,464
Realized gain (loss) on investments	11,546	(1,308)	17,657	(3,639)	3,391	(884)	164,927	51,966
Change in unrealized gain (loss) on investments	(1,297)	1,845	5,625	(9,259)	(6,331)	(4,171)	(31,588)	(295,918)
Reinvested capital gains	-	-	-	-	3,574	5,233	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,072	(74)	22,848	(14,219)	5,666	18,717	131,415	(241,488)

Equity transactions:
Purchase payments received from contract owners (note 5a)	4,422	11,670	4,087	14,431	6,650	38,969	19,428	116,813
Transfers between funds (note 5a)	-	-	-	-	-	7	-	8
Surrenders and Death Benefits (notes 3 and 5a)	(79,603)	(88,054)	(188,713)	(268)	(272,678)	(26,474)	(815,503)	(136,274)
Net policy repayments (loans) (note 4 and 5a)	19	(175)	(358)	698	323	(140)	223	(10,543)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,510)	(6,209)	(5,111)	(15,324)	(6,199)	(18,673)	(20,016)	(63,793)
Adjustments to maintain reserves	45	(127)	(75)	101	(11)	(35)	(5)	238

Net equity transactions	(76,627)	(82,895)	(190,170)	(362)	(271,915)	(6,346)	(815,873)	(93,551)

Net change in contract owners’ equity	(66,555)	(82,969)	(167,322)	(14,581)	(266,249)	12,371	(684,458)	(335,039)
Contract owners’ equity beginning of period	66,555	149,524	167,322	181,903	266,249	253,878	684,458	1,019,497

Contract owners’ equity end of period	$-	66,555	-	167,322	-	266,249	-	684,458

CHANGES IN UNITS:
Beginning units	557	1,147	930	935	1,747	1,788	3,176	3,486
Units purchased	35	102	20	86	53	275	83	609
Units redeemed	(592)	(692)	(950)	(91)	(1,800)	(316)	(3,259)	(919)

Ending units	-	557	-	930	-	1,747	-	3,176

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		NVAGF6		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,105)	5,998	-	975	29,118	8,058	1,649	926
Realized gain (loss) on investments	(65,195)	50,327	-	(3,513)	(51,043)	(68,678)	(14,678)	(3,243)
Change in unrealized gain (loss) on investments	34,672	(422,673)	-	1,605	40,718	57,765	14,200	2,014
Reinvested capital gains	118,116	20,764	-	1,526	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,488	(345,584)	-	593	18,793	(2,855)	1,171	(303)

Equity transactions:
Purchase payments received from contract owners (note 5a)	12,990	466,880	-	-	186,332	29,282	-	-
Transfers between funds (note 5a)	(1)	40	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,663,791)	(142,486)	-	(30,217)	(292,112)	(16,315)	(10,358)	(70)
Net policy repayments (loans) (note 4 and 5a)	6,128	(46,657)	-	-	-	(67)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(19,949)	(73,395)	-	(1,190)	(9,223)	(7,585)	(771)	(870)
Adjustments to maintain reserves	42	(210)	-	(105)	19	(19)	8	(19)

Net equity transactions	(1,664,581)	204,172	-	(31,512)	(114,984)	5,296	(11,121)	(959)

Net change in contract owners’ equity	(1,581,093)	(141,412)	-	(30,919)	(96,191)	2,441	(9,950)	(1,262)
Contract owners’ equity beginning of period	1,581,093	1,722,505	-	30,919	96,191	93,750	9,950	11,212

Contract owners’ equity end of period	$-	1,581,093	-	-	-	96,191	-	9,950

CHANGES IN UNITS:
Beginning units	5,282	4,775	-	127	3,342	3,016	260	284
Units purchased	97	1,723	-	-	5,087	983	1	-
Units redeemed	(5,379)	(1,216)	-	(127)	(8,429)	(657)	(261)	(24)

Ending units	-	5,282	-	-	-	3,342	-	260

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAGF3
	2012	2011
Investment activity:
Net investment income (loss)	$-	67
Realized gain (loss) on investments	-	(1,117)
Change in unrealized gain (loss) on investments	-	942
Reinvested capital gains	-	105

Net increase (decrease) in contract owners’ equity resulting from operations	-	(3)

Equity transactions:
Purchase payments received from contract owners (note 5a)	-	51
Transfers between funds (note 5a)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(11,124)
Net policy repayments (loans) (note 4 and 5a)	-	(5,242)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(108)
Adjustments to maintain reserves	-	(53)

Net equity transactions	-	(16,476)

Net change in contract owners’ equity	-	(16,479)
Contract owners’ equity beginning of period	-	16,479

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	135
Units purchased	-	-
Units redeemed	-	(135)

Ending units	-	-

See accompanying notes to financial statements.

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Organization

The Nationwide Provident VLI Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC or the Company) with NLAIC as the surviving entity. The Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDSNot Invested

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO AIM INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

VP Income & Growth Fund - Class I (ACVIG)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Vista(SM) Fund - Class I (ACVVS1)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class (FGS)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Initial Class R (FOPR)
VIP Overseas Portfolio - Service Class (FOS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)*
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR)*
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

*At December 31, 2012, contract owners were not invested in the fund.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5) Expense and Related Party Transactions

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0—4% of premium payments depending on the Insured state of residence), (2) sales charges in policy years 1 -15 5% per premium payment will be deducted. After year 15 there is no intent to continue the charge, but reserve the right to do so and (3) Federal tax charges (1.25—6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in net assets.

For the period ended December 31, 2012 total front-end sales charge deductions were $ 432,167 and was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $19,151,879 and $37,966,785, respectively, and total transfers from the Account to the fixed account were $20,061,381 and $39,155,577, respectively. Transfers from the Account to the fixed account are included in redemptions or transfers between funds, and transfers to the Account from the fixed account are included in purchase payments received from contract owners or transfers between funds, as applicable, on the accompanying Statement of Changes in Contract Owners’ Equity. Transfers between funds also include net equity transactions other than those related to redemptions or purchases.

(b) Mortality and Expense Charges

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

In addition to the aforementioned charges, a daily charge will be deducted from the Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Account. These charges are assessed through the daily unit value calculation. For NLICA Options Elite contracts, this charge is referred to as the Insurance Charge.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(c) Cost of Insurance

Each subaccount is also charged monthly by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges (for NLIAC Options Elite, NLAIC Options VL, NLAIC Options Premier and NLIAC Survivor Options contracts the fee is $11.00 [$9.50 in New York] and for all other contracts the fee is $7.50), (2) first year policy charges ($5 - $17.50); some policies deduct an initial administrative charge based on the initial Face Amount Value as follows:

The initial administrative charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount

$0.09 per $1,000 on the next million of Face Amount

$0.07 per $1,000 on the next million of Face Amount

$0.05 per $1,000 on the next million of Face Amount

$0.03 per $1,000 on the next million of Face Amount

$0 on the excess Face Amount over $5 million

and (3) supplementary charges, for both the first year policy charges and the monthly administrative charge, (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) Four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50-$1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a contract owner of amounts in the subaccounts are free of charge.

A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross. premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $1.00-$5.00 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). The deferred sales charge will not exceed the Maximum Deferred Sales Charges specified in the Policy. The Maximum Deferred Sales Charge decreases by 20% of the original amount each year in Policy Years 12 through 15. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(6) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$149,680,430	$0	$0	$149,680,430

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares ( AASCO)	$1,034,639	$781,708
Global Allocation V.I. Fund - Class II ( MLVGA2)	53,423	34,200
Stock Index Fund, Inc. - Initial Shares ( DSIF)	329,269	359,639
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares ( IVKMG1)	197,344	19,496
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS)	100,022	160,936
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS)	17,694	100,822
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS)	122,621	39,803
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS)	6,539,987	1,877,585
Investors Growth Stock Series - Initial Class ( MIGIC)	16,044	28,325
Value Series - Initial Class ( MVFIC)	510,573	2,069,616
Core Plus Fixed Income Portfolio - Class I ( MSVFI)	51,288	13,748
Emerging Markets Debt Portfolio - Class I ( MSEM)	33,350	98,591
U.S. Real Estate Portfolio - Class I ( MSVRE)	29,671	659,478
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1)	105,037	130,128
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2)	139,262	79,469
American Funds NVIT Bond Fund - Class II ( GVABD2)	19,030	28,571
American Funds NVIT Global Growth Fund - Class II ( GVAGG2)	6,529	57,291
American Funds NVIT Growth Fund - Class II ( GVAGR2)	10,852	75,695
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2)	2,584	1,900
Federated NVIT High Income Bond Fund - Class I ( HIBF)	162,158	39,958
Federated NVIT High Income Bond Fund - Class III ( HIBF3)	181,265	96,906
NVIT Emerging Markets Fund - Class I ( GEM)	35,992	77,884
NVIT Emerging Markets Fund - Class III ( GEM3)	42,483	117,002
NVIT International Equity Fund - Class III ( GIG3)	14,232	19,422
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6)	13,805	25,261
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1)	24,292	30,926
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2)	33,540	419,764
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1)	2,092	3,323
NVIT Cardinal Balanced Fund - Class I ( NVCRB1)	6,109	4,864
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1)	131,454	944,689
NVIT Cardinal Conservative Fund - Class I ( NVCCN1)	80,768	59,689
NVIT Cardinal Moderate Fund - Class I ( NVCMD1)	12,718	7,364
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1)	6,060	2,855
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1)	2,750	17,410
NVIT Core Bond Fund - Class I ( NVCBD1)	33,881	9,919
NVIT Core Plus Bond Fund - Class I ( NVLCP1)	189,591	195,537
NVIT Nationwide Fund - Class IV ( TRF4)	95,549	237,639
NVIT Government Bond Fund - Class I ( GBF)	19,935	11,534
NVIT Government Bond Fund - Class IV ( GBF4)	245,452	294,097
American Century NVIT Growth Fund - Class IV ( CAF4)	207,938	363,566
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA)	41,185	67,587
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC)	70,205	17,636
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM)	179,033	819,900
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA)	124,188	323,394
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC)	125,408	30,512
NVIT Mid Cap Index Fund - Class I ( MCIF)	147,331	121,799
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3)	635,660	51,452
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3)	39,634	108,340
NVIT Multi-Manager International Value Fund - Class IV ( GVDIV4)	37,715	224,349
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1)	119,306	151,986
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1)	31,221	117,102
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1)	481,032	661,209
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2)	104,415	169,827
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF)	66,639	74,388
NVIT Multi-Manager Small Cap Value Fund - Class IV ( SCVF4)	99,281	404,470
NVIT Multi-Manager Small Company Fund - Class IV ( SCF4)	137,463	221,487
NVIT Multi-Sector Bond Fund - Class I ( MSBF)	98,288	467,181
NVIT S&P 500 Index Fund - Class IV ( GVEX4)	775,072	2,836,681
NVIT Short Term Bond Fund - Class II ( NVSTB2)	59,688	7,875
NVIT Large Cap Growth Fund - Class I ( NVOLG1)	444,956	1,875,174
Templeton NVIT International Value Fund - Class III ( NVTIV3)	1,349	427
Van Kampen NVIT Comstock Value Fund - Class IV ( EIF4)	69,185	270,987
NVIT Real Estate Fund - Class I ( NVRE1)	735,677	843,092
NVIT Money Market Fund - Class IV ( SAM4)	1,198,569	1,772,119
VPS Growth and Income Portfolio - Class A ( ALVGIA)	101,440	28,188
VPS Small/Mid Cap Value Portfolio: Class A ( ALVSVA)	83,444	387,173
VP Income & Growth Fund - Class I ( ACVIG)	25,493	80,117
American Century VP Inflation Protection Fund - Class II ( ACVIP2)	88,317	94,283
VP International Fund - Class I ( ACVI)	80,855	44,303
VP Mid Cap Value Fund - Class I ( ACVMV1)	170,083	658,792
VP Ultra(R) Fund - Class I ( ACVU1)	10,787	95,413
Small Cap Stock Index Portfolio - Service Shares ( DVSCS)	424,929	203,122
Appreciation Portfolio - Initial Shares ( DCAP)	109,484	327,812
Opportunistic Small Cap Portfolio: Initial Shares ( DSC)	32,170	40,748
Managed Tail Risk Fund II: Primary Shares ( FVCA2P)	5,927	11,578
Quality Bond Fund II - Primary Shares ( FQB)	80,752	61,190
Equity-Income Portfolio - Initial Class ( FEIP)	914,386	1,326,209
High Income Portfolio - Initial Class ( FHIP)	609,810	468,527
VIP Asset Manager Portfolio - Initial Class ( FAMP)	124,513	421,807
VIP Energy Portfolio - Service Class 2 ( FNRS2)	41,524	74,506
VIP Equity-Income Portfolio - Service Class ( FEIS)	80,260	54,021
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S)	2,034	2,408
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S)	1,948	7,465
VIP Growth Portfolio - Initial Class ( FGP)	456,960	2,023,767

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Growth Portfolio - Service Class ( FGS)	42,707	103,186
VIP High Income Portfolio - Initial Class R ( FHIPR)	107,124	123,619

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Investment Grade Bond Portfolio - Initial Class ( FIGBP)	1,228,617	1,675,418
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS)	11,944	11,587
VIP Mid Cap Portfolio - Service Class ( FMCS)	781,962	911,959
VIP Overseas Portfolio - Initial Class ( FOP)	117,094	392,989
VIP Overseas Portfolio - Initial Class R ( FOPR)	295,500	379,827
VIP Overseas Portfolio - Service Class ( FOS)	241	190
VIP Overseas Portfolio - Service Class R ( FOSR)	36,737	31,983
VIP Value Strategies Portfolio - Service Class ( FVSS)	16,626	45,051
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI)	225,985	169,107
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI)	85,051	996,251
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3)	20,029	41,317
Templeton Foreign Securities Fund - Class 1 ( TIF)	96,727	170,831
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3)	409,072	554,265
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2)	314	11,496
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB)	86,509	126,394
Mid-Cap Growth Portfolio - I Class Shares ( AMCG)	58,769	61,523
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP)	26,444	110,294
Small-Cap Growth Portfolio - S Class Shares ( AMFAS)	1,285	912
Socially Responsive Portfolio - I Class Shares ( AMSRS)	144,626	956,369
Global Securities Fund/VA - Class 3 ( OVGS3)	153,539	225,264
Global Securities Fund/VA - Non-Service Shares ( OVGS)	78,934	1,324,863
Main Street Fund(R)/VA - Non-Service Shares ( OVGI)	17,805	169,868
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC)	32,336	109,874
Global Strategic Income Fund/VA: Non-service Shares ( OVSB)	305,017	15,020
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA)	30,586	10,353
Low Duration Portfolio - Administrative Class ( PMVLDA)	324,249	566,678
Putnam VT Growth and Income Fund - Class IB ( PVGIB)	48,637	12,348
Putnam VT International Equity Fund - Class IB ( PVTIGB)	1,053	9,155
Putnam VT Voyager Fund - Class IB ( PVTVB)	17,910	168,484
Van Kampen V.I. American Franchise Fund: Series I Shares ( ACEG)	83,702	4,689
Van Kampen V.I. Value Opportunities Fund: Series I Shares ( AVBVI)	604	9,045
Health Sciences Portfolio - II ( TRHS2)	115,408	11,300
VIP Trust - Global Bond Fund: Initial Class ( VWBF)	325,631	97,507
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM)	1,114,572	429,590
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA)	1,990,351	955,641
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio ( VVEI)	33,815	47,571
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio ( VVHYB)	30,719	103,143
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio ( VVMCI)	75,518	76,254
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio ( VVHGB)	27,334	23,345
Variable Insurance Portfolios - Asset Strategy ( WRASP)	18,553	49,554
Advantage VT Discovery Fund ( SVDF)	11,356	160,432
Advantage VT Opportunity Fund - Class 2 ( SVOF)	6,359	45,552
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG)	27,187	84,684
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) ( JAGTS2)	48,760	109,723
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2)	73,355	6,098,685
V.I. Capital Appreciation Fund - Series I (obsolete) ( AVCA)	4,095	80,944
V.I. Capital Development Fund - Series I (obsolete) ( AVCDI)	2,655	193,185
VIP Trust - Global Bond Fund: Class R1 (obsolete) ( VWBFR)	15,378	278,678
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) ( VWEMR)	10,215	828,009
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) ( VWHAR)	140,615	1,691,226
High Income Fund/VA - Class 3 (obsolete) ( OVHI3)	215,619	301,501
High Income Fund/VA - Non-Service Shares (obsolete) ( OVHI)	1,710	11,191

Total	$29,305,839	$48,824,937

(7) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2012	0.65% to 0.75%	16,290	$ 338.44 to $ 166.42	$3,916,894	0.00%	11.77% to 11.66%
2011	0.65% to 0.75%	19,003	302.81 to 149.05	4,041,060	0.00%	-3.81% to -3.90%
2010	0.65% to 0.75%	20,807	314.80 to 155.10	4,616,581	0.00%	24.48% to 24.36%
2009	0.65% to 0.75%	25,509	252.88 to 124.72	4,578,018	0.00%	44.56% to 44.42%
2008	0.65% to 0.75%	29,769	174.93 to 86.36	3,744,557	0.00%	-46.95% to -47%
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.75%	1,748	138.24	241,639	1.54%	9.32%
2011	0.75%	1,628	126.46	205,869	2.06%	-4.35%
2010	0.75%	3,262	132.20	431,242	2.15%	9.06%
2009	0.75%	1,255	121.22	152,128	1.97%	21.22%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.65% to 0.75%	6,880	348.55 to 172.60	1,467,958	2.03%	14.99% to 14.87%
2011	0.65% to 0.75%	7,390	303.13 to 150.26	1,386,933	1.86%	1.22% to 1.12%
2010	0.65% to 0.75%	6,843	299.48 to 148.59	1,277,855	2.17%	14.09% to 13.98%
2009	0.65% to 0.75%	5,351	262.48 to 130.37	714,643	2.65%	25.52% to 25.39%
2008	0.65% to 0.75%	4,534	209.12 to 103.97	492,880	2.19%	-37.55% to -37.61%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.65% to 0.75%	1,668	195.69 to 97.78	174,548	0.00%	-2.16% to -2.22%	****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.65% to 0.75%	2,599	385.22 to 190.76	648,634	2.42%	12.64% to 12.53%
2011	0.65% to 0.75%	3,177	342.00 to 169.53	686,910	0.75%	0.70% to 0.60%
2010	0.65% to 0.75%	24,924	339.62 to 168.52	5,191,147	3.24%	7.42% to 7.31%
2009	0.65% to 0.75%	2,360	316.17 to 157.03	455,258	3.11%	24.77% to 24.64%
2008	0.65% to 0.75%	2,055	253.4 to 125.99	303,866	2.87%	-16.6% to -16.69%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.65% to 0.75%	2,401	391.08 to 193.46	489,013	0.57%	23.05% to 22.93%
2011	0.65% to 0.75%	2,787	317.81 to 157.38	467,488	0.09%	-7.54% to -7.64%
2010	0.65% to 0.75%	16,533	343.74 to 170.39	3,392,549	0.29%	5.79% to 5.68%
2009	0.65% to 0.75%	3,237	324.93 to 161.22	580,814	0.02%	45.07% to 44.92%
2008	0.65% to 0.75%	3,513	223.98 to 111.25	461,018	0.01%	-44.67% to -44.73%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.65% to 0.75%	861	342.44 to 169.40	193,266	0.00%	18.38% to 18.26%
2011	0.65% to 0.75%	341	289.28 to 143.25	94,118	0.00%	-9.25% to -9.34%
2010	0.65% to 0.75%	195	318.76 to 158.00	56,213	0.00%	23.59% to 23.47%
2009	0.65% to 0.75%	343	257.92 to 127.97	83,397	0.00%	55.88% to 55.72%
2008	0.65% to 0.75%	211	165.46 to 82.18	31,301	0.10%	-44.34% to -44.39%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.65% to 0.75%	18,229	471.98 to 233.48	4,435,976	0.89%	12.45% to 12.33%
2011	0.65% to 0.75%	1,182	419.73 to 207.85	481,502	0.25%	-32.78% to -32.84%
2010	0.65% to 0.75%	3,487	624.38 to 309.49	2,152,010	0.58%	24.21% to 24.08%
2009	0.65% to 0.75%	3,404	502.69 to 249.42	1,691,146	0.44%	77.91% to 77.73%
2008	0.65% to 0.75%	3,537	282.55 to 140.34	987,901	2.75%	-52.54% to -52.59%
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.65% to 0.75%	729	347.04 to 171.85	130,711	0.42%	16.21% to 16.10%
2011	0.65% to 0.75%	839	298.63 to 148.03	129,765	0.51%	-0.07% to -0.17%
2010	0.65% to 0.75%	634	298.84 to 148.28	100,333	0.48%	11.75% to 11.63%
2009	0.65% to 0.75%	763	267.43 to 132.83	125,037	0.70%	38.65% to 38.51%
2008	0.65% to 0.75%	792	192.88 to 95.9	79,855	0.58%	-37.28% to -37.35%
Value Series - Initial Class (MVFIC)
2012	0.65% to 0.75%	25,217	397.99 to 197.08	5,722,114	1.58%	15.51% to 15.39%
2011	0.65% to 0.75%	31,313	344.56 to 170.79	6,457,187	1.58%	-0.95% to -1.05%
2010	0.65% to 0.75%	28,128	347.85 to 172.60	5,878,499	1.95%	10.81% to 10.70%
2009	0.65% to 0.75%	4,964	313.91 to 155.91	910,310	1.48%	21.92% to 21.80%
2008	0.65% to 0.75%	4,386	257.48 to 128.01	673,808	1.03%	-33.02% to -33.09%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.65% to 0.75%	781	278.92 to 138.12	129,414	5.05%	8.73% to 8.62%
2011	0.65% to 0.75%	636	256.53 to 127.16	87,988	3.22%	4.96% to 4.86%
2010	0.65% to 0.75%	715	244.39 to 121.26	91,384	5.59%	6.45% to 6.34%
2009	0.65% to 0.75%	767	229.58 to 114.03	91,736	9.46%	8.93% to 8.83%
2008	0.65% to 0.75%	807	210.75 to 104.78	87,633	5.61%	-10.79% to -10.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.65% to 0.75%	411	479.60 to 237.49	163,709	2.94%	17.20% to 17.08%
2011	0.65% to 0.75%	570	409.23 to 202.85	203,340	4.47%	6.34% to 6.24%
2010	0.65% to 0.75%	667	384.83 to 190.94	215,380	1.60%	9.03% to 8.92%
2009	0.65% to 0.75%	260	352.94 to 175.30	50,907	10.06%	29.37% to 29.24%
2008	0.65% to 0.75%	266	272.83 to 135.64	38,968	7.12%	-15.53% to -15.61%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.65% to 0.75%	1,626	563.68 to $ 279.13	915,981	0.87%	15.08% to 14.97%
2011	0.65% to 0.75%	2,784	489.80 to 242.79	1,363,364	1.22%	5.23% to 5.13%
2010	0.65% to 0.75%	293	465.44 to 230.94	135,671	0.89%	29.12% to 28.99%
2009	0.65% to 0.75%	2,663	360.47 to 179.04	959,571	5.14%	27.52% to 27.40%
2008	0.65% to 0.75%	15,231	282.67 to 140.54	2,520,226	3.42%	-38.3% to -38.36%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.65% to 0.75%	4,621	321.29 to 160.06	780,906	0.98%	13.92% to 13.80%
2011	0.65% to 0.75%	4,936	282.04 to 140.64	740,880	1.62%	0.00% to -0.10%
2010	0.65% to 0.75%	5,773	282.05 to 140.79	867,026	0.17%	12.73% to 12.62%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.75%	1,341	120.85	162,062	1.23%	14.85%
2011	0.75%	858	105.23	90,284	1.78%	0.18%
2010	0.75%	1,511	105.04	158,716	0.36%	11.18%
2009	0.75%	27,559	94.48	2,603,697	0.08%	22.49%
2008	0.75%	25,960	77.13	2,002,259	2.50%	-30.30%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.75%	752	$ 122.74	$92,300	2.21%	4.18%
2011	0.75%	843	117.81	99,317	1.91%	4.94%
2010	0.75%	970	112.27	108,904	2.45%	5.20%
2009	0.75%	1,052	106.72	112,274	0.20%	11.31%
2008	0.75%	168	95.88	16,114	4.61%	-10.55%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.75%	550	126.30	69,463	0.86%	21.17%
2011	0.75%	977	104.23	101,831	0.93%	-9.99%
2010	0.75%	893	115.79	103,401	0.89%	10.47%
2009	0.75%	867	104.82	90,877	0.00%	40.55%
2008	0.75%	1,291	74.58	96,280	2.40%	-39.10%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.75%	3,871	112.96	437,267	0.21%	16.52%
2011	0.75%	4,448	96.94	431,199	0.26%	-5.40%
2010	0.75%	4,594	102.47	470,770	0.20%	17.31%
2009	0.75%	5,153	87.35	450,132	0.00%	37.75%
2008	0.75%	4,281	63.42	271,462	2.02%	-44.63%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.75%	226	97.46	22,027	1.03%	16.19%
2011	0.75%	220	83.89	18,455	1.06%	-2.96%
2010	0.75%	123	86.45	10,633	1.27%	10.15%
2009	0.75%	97	78.49	7,613	0.00%	29.71%
2008	0.75%	81	60.51	4,879	3.81%	-38.53%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.65% to 0.75%	501	379.90 to 188.12	187,647	8.90%	13.81% to 13.70%
2011	0.65% to 0.75%	189	333.80 to 165.46	60,226	8.82%	3.15% to 3.04%
2010	0.65% to 0.75%	145	323.61 to 160.57	43,826	9.02%	12.42% to 12.31%
2009	0.65% to 0.75%	142	287.86 to 142.97	37,833	10.59%	45.05% to 44.91%
2008	0.65% to 0.75%	88	198.45 to 98.66	14,948	9.09%	-28.46% to -28.53%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.75%	907	160.71	145,765	8.45%	13.85%
2011	0.75%	378	141.16	53,359	8.24%	3.03%
2010	0.75%	460	137.01	63,023	9.56%	12.32%
2009	0.75%	439	121.98	53,551	10.94%	44.99%
2008	0.75%	429	84.13	36,075	9.42%	-28.64%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.65% to 0.75%	212	703.73 to 348.48	133,553	0.49%	16.46% to 16.34%
2011	0.65% to 0.75%	279	604.28 to 299.54	152,743	0.63%	-22.88% to -22.95%
2010	0.65% to 0.75%	461	783.53 to 388.77	336,733	0.06%	15.42% to 15.31%
2009	0.65% to 0.75%	479	678.84 to 337.16	296,803	1.38%	62.26% to 62.09%
2008	0.65% to 0.75%	550	418.37 to 208	211,701	1.24%	-58.04% to -58.08%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.75%	2,068	213.96	442,468	0.45%	16.36%
2011	0.75%	2,429	183.88	446,645	0.69%	-22.97%
2010	0.75%	2,725	238.72	650,503	0.07%	15.35%
2009	0.75%	3,431	206.96	710,068	1.48%	62.26%
2008	0.75%	3,348	127.54	427,107	1.20%	-58.15%
NVIT International Equity Fund - Class III (GIG3)
2012	0.75%	301	96.56	29,064	0.75%	14.71%
2011	0.75%	361	84.17	30,387	1.73%	-15.83%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.75%	677	80.68	54,622	0.57%	14.36%
2011	0.75%	842	70.55	59,402	0.99%	-10.67%
2010	0.75%	1,613	78.98	127,388	0.27%	12.16%
2009	0.75%	18,856	70.41	1,327,737	0.02%	28.48%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.75%	2,093	91.46	191,419	1.45%	16.07%
2011	0.75%	2,345	78.80	184,779	0.57%	-12.28%
2010	0.75%	2,532	89.83	227,438	0.22%	14.74%
2009	0.75%	2,881	78.28	225,535	0.07%	51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.75%	5,622	104.23	585,972	0.80%	10.55%
2011	0.75%	9,435	94.28	889,554	0.53%	-3.99%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.75%	46	100.44	4,620	0.97%	15.35%
2011	0.75%	61	87.07	5,311	2.04%	-6.89%
2010	0.75%	46	93.51	4,302	0.49%	14.14%
2009	0.75%	33	81.93	2,704	0.40%	28.33%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.75%	793	112.38	89,119	1.56%	10.40%
2011	0.75%	799	101.79	81,332	3.43%	-2.00%
2010	0.75%	3,459	103.87	359,277	1.51%	9.64%
2009	0.75%	52	94.74	4,926	1.86%	18.99%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.75%	15,376	107.71	1,656,143	1.16%	12.88%
2011	0.75%	23,517	95.42	2,243,885	1.11%	-4.09%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.75%	799	116.64	93,191	2.39%	6.77%
2011	0.75%	632	109.24	69,038	3.24%	0.74%
2010	0.75%	1	108.43	108	1.44%	6.07%
2009	0.75%	2	102.23	204	2.34%	12.37%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.75%	602	$110.05	$66,251	1.54%	11.61%
2011	0.75%	565	98.61	55,712	1.93%	-2.98%
2010	0.75%	1,082	101.63	109,964	1.01%	10.59%
2009	0.75%	1,049	91.90	96,398	4.89%	21.09%
2008	0.75%	38	75.89	2,881	0.64%	-24.11%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.75%	100	104.78	10,478	1.43%	13.81%
2011	0.75%	71	92.07	6,537	2.38%	-5.29%
2010	0.75%	38	97.21	3,694	0.68%	12.65%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.75%	633	114.22	72,301	1.50%	9.31%
2011	0.75%	782	104.49	81,714	2.57%	-1.03%
2010	0.75%	671	105.58	70,841	1.24%	8.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.75%	730	128.46	93,774	3.43%	6.95%
2011	0.75%	560	120.11	67,264	2.14%	5.80%
2010	0.75%	2,595	113.53	294,607	3.69%	6.26%
2009	0.75%	35	106.84	3,740	3.48%	7.97%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.75%	25	138.64	3,466	0.26%	6.58%
2011	0.75%	44	130.08	5,724	2.62%	5.58%
2010	0.75%	83	123.21	10,227	2.40%	7.55%
NVIT Nationwide Fund - Class IV (TRF4)
2012	0.65% to 0.75%	3,121	515.44 to $ 320.28	1,376,640	1.40%	13.48% to 13.36%
2011	0.65% to 0.75%	3,502	454.22 to 282.52	1,353,666	1.14%	-0.02% to -0.12%
2010	0.65% to 0.75%	4,019	454.29 to 282.85	1,549,775	1.04%	12.74% to 12.63%
2009	0.65% to 0.75%	4,805	402.94 to 251.13	1,676,686	1.43%	25.13% to 25.00%
2008	0.65% to 0.75%	6,000	322.02 to 200.90	1,713,552	1.43%	-41.93% to -41.99%
NVIT Government Bond Fund - Class I (GBF)
2012	0.75%	695	145.20	100,911	2.26%	2.28%
2011	0.75%	669	141.95	94,966	2.98%	6.46%
2010	0.75%	589	133.34	78,540	4.01%	4.00%
2009	0.75%	550	128.22	70,520	5.63%	1.92%
2008	0.75%	447	125.80	56,198	4.69%	6.91%
NVIT Government Bond Fund - Class IV (GBF4)
2012	0.65% to 0.75%	3,018	497.65 to 295.96	1,220,049	2.21%	2.39% to 2.29%
2011	0.65% to 0.75%	3,248	486.02 to 289.33	1,299,882	2.76%	6.65% to 6.55%
2010	0.65% to 0.75%	4,659	455.70 to 271.55	1,780,577	3.05%	4.10% to 4.00%
2009	0.65% to 0.75%	5,140	437.73 to 261.11	1,953,048	3.58%	2.02% to 1.92%
2008	0.65% to 0.75%	5,271	429.06 to 256.19	1,931,076	4.16%	6.92% to 6.81%
American Century NVIT Growth Fund - Class IV (CAF4)
2012	0.65% to 0.75%	11,287	260.63 to 128.42	1,876,091	0.54%	13.28% to 13.17%
2011	0.65% to 0.75%	12,153	230.07 to 113.47	1,786,214	0.58%	-1.33% to -1.43%
2010	0.65% to 0.75%	13,320	233.18 to 115.12	1,958,207	0.64%	18.47% to 18.36%
2009	0.65% to 0.75%	16,309	196.82 to 97.27	2,014,035	0.59%	32.76% to 32.62%
2008	0.65% to 0.75%	17,747	148.26 to 73.34	1,664,220	0.27%	-39.18% to -39.24%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.65% to 0.75%	3,559	375.98 to 184.65	657,361	1.55%	15.15% to 15.04%
2011	0.65% to 0.75%	3,737	326.51 to 160.52	600,016	1.81%	-4.55% to -4.65%
2010	0.65% to 0.75%	3,895	342.09 to 168.34	655,858	1.93%	13.89% to 13.77%
2009	0.65% to 0.75%	4,022	300.38 to 147.96	595,865	1.29%	26.38% to 26.26%
2008	0.65% to 0.75%	3,736	237.67 to 117.19	438,408	2.15%	-37.25% to -37.32%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.65% to 0.75%	968	283.31 to 141.61	137,502	2.33%	4.49% to 4.39%
2011	0.65% to 0.75%	614	271.13 to 135.66	83,699	2.41%	2.27% to 2.16%
2010	0.65% to 0.75%	578	265.12 to 132.78	76,749	3.66%	5.21% to 5.10%
2009	0.65% to 0.75%	634	252.00 to 126.34	81,606	1.83%	8.38% to 8.27%
2008	0.65% to 0.75%	3,964	232.52 to 116.69	462,686	3.40%	-6.63% to -6.73%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.65% to 0.75%	13,081	335.41 to 166.29	2,981,636	1.52%	10.09% to 9.98%
2011	0.65% to 0.75%	15,245	304.66 to 151.20	3,336,018	2.06%	-0.69% to -0.79%
2010	0.65% to 0.75%	11,166	306.77 to 152.40	2,148,430	2.00%	10.20% to 10.09%
2009	0.65% to 0.75%	13,190	278.39 to 138.44	2,524,059	1.59%	18.36% to 18.25%
2008	0.65% to 0.75%	7,383	235.2 to 117.08	1,117,234	2.86%	-23.69% to -23.77%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.65% to 0.75%	10,131	362.53 to 178.61	1,911,375	1.59%	13.02% to 12.91%
2011	0.65% to 0.75%	10,934	320.77 to 158.19	1,893,677	2.16%	-2.76% to -2.86%
2010	0.65% to 0.75%	35,746	329.87 to 162.84	6,874,161	2.48%	12.10% to 11.99%
2009	0.65% to 0.75%	11,711	294.25 to 145.40	1,870,582	1.55%	23.59% to 23.46%
2008	0.65% to 0.75%	9,610	238.10 to 117.77	1,297,614	2.51%	-31.84% to -31.9%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.65% to 0.75%	1,849	312.92 to 155.92	342,301	2.04%	7.34% to 7.23%
2011	0.65% to 0.75%	1,573	291.53 to 145.40	233,688	2.31%	1.40% to 1.30%
2010	0.65% to 0.75%	1,639	287.50 to 143.54	240,581	2.38%	7.81% to 7.71%
2009	0.65% to 0.75%	1,647	266.66 to 133.27	225,225	2.08%	13.82% to 13.71%
2008	0.65% to 0.75%	1,450	234.29 to 117.2	173,048	3.16%	-15.59% to -15.68%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.65% to 0.75%	1,143	477.18 to 236.29	357,527	1.09%	16.71% to 16.59%
2011	0.65% to 0.75%	1,174	408.86 to 202.67	309,891	0.78%	-3.17% to -3.27%
2010	0.65% to 0.75%	1,241	422.26 to 209.52	309,373	0.54%	25.38% to 25.26%
2009	0.65% to 0.75%	10,345	336.78 to 167.27	2,073,476	1.06%	35.87% to 35.73%
2008	0.65% to 0.75%	10,511	247.87 to 123.23	1,569,051	1.29%	-36.88% to -36.94%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.75%	9,063	$96.82	$877,460	1.36%	14.91%
2011	0.75%	2,952	84.25	248,717	1.25%	-10.04%
2010	0.75%	3,392	93.66	317,692	0.82%	13.18%
2009	0.75%	4,101	82.75	339,353	0.34%	35.44%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.75%	4,019	112.08	450,461	0.38%	16.36%
2011	0.75%	4,661	96.33	448,978	1.86%	-16.74%
2010	0.75%	4,831	115.69	558,910	2.32%	5.32%
2009	0.75%	6,270	109.85	688,752	2.27%	28.87%
2008	0.75%	8,118	85.24	691,977	1.83%	-46.73%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2012	0.65% to 0.75%	2,545	469.54 to 269.60	1,033,223	0.35%	16.40% to 16.28%
2011	0.65% to 0.75%	3,013	403.40 to 231.85	1,056,423	1.34%	-16.70% to -16.78%
2010	0.65% to 0.75%	6,142	484.27 to 278.61	2,745,691	2.49%	5.51% to 5.40%
2009	0.65% to 0.75%	4,187	459.00 to 264.34	1,674,611	2.20%	29.05% to 28.92%
2008	0.65% to 0.75%	5,304	355.68 to 205.04	1,664,155	1.76%	-46.7% to -46.75%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.65% to 0.75%	7,517	244.78 to 104.08	877,882	0.49%	15.60% to 15.48%
2011	0.65% to 0.75%	7,881	211.75 to 90.12	806,344	0.01%	-3.53% to -3.63%
2010	0.65% to 0.75%	9,368	219.51 to 93.52	991,481	0.09%	9.75% to 14.65%	****
2009	0.75%	3,858	81.57	314,697	0.42%	28.81%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.65% to 0.75%	1,358	229.31 to 98.23	156,822	1.03%	17.05% to 16.93%
2011	0.65% to 0.75%	1,985	195.92 to 84.01	213,978	1.06%	-6.44% to -6.53%
2010	0.65% to 0.75%	2,561	209.40 to 89.88	283,033	0.95%	4.70% to 12.20%	****
2009	0.75%	990	80.10	79,301	0.61%	26.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.65% to 0.75%	22,381	338.34 to 107.57	3,352,437	0.00%	14.16% to 14.04%
2011	0.65% to 0.75%	25,860	296.38 to 94.33	3,364,457	0.00%	-4.85% to -4.94%
2010	0.65% to 0.75%	28,475	311.48 to 99.23	3,900,865	0.00%	26.00% to 25.87%
2009	0.65% to 0.75%	34,848	247.21 to 78.84	3,950,813	0.00%	23.61% to 26.17%	****
2008	0.75%	20	62.48	1,238	0.00%	-37.52%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.75%	4,425	115.75	512,183	1.04%	15.47%
2011	0.75%	5,530	100.24	554,308	0.79%	-3.05%
2010	0.75%	6,521	103.39	674,203	0.98%	18.74%
2009	0.75%	21,786	87.07	1,896,975	0.80%	29.49%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.65% to 0.75%	1,685	318.03 to 157.48	276,437	0.00%	12.70% to 12.59%
2011	0.65% to 0.75%	1,591	282.19 to 139.88	250,720	0.00%	-1.29% to -1.39%
2010	0.65% to 0.75%	2,436	285.88 to 141.85	371,031	0.00%	24.64% to 24.51%
2009	0.65% to 0.75%	1,611	229.37 to 113.92	191,957	0.00%	26.64% to 26.51%
2008	0.65% to 0.75%	1,498	181.13 to 90.05	141,595	0.00%	-46.77% to -46.82%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2012	0.65% to 0.75%	7,771	392.37 to 193.33	1,737,622	0.83%	19.79% to 19.67%
2011	0.65% to 0.75%	9,003	327.54 to 161.55	1,728,286	0.43%	-5.78% to -5.87%
2010	0.65% to 0.75%	9,251	347.63 to 171.62	1,862,613	0.65%	25.79% to 25.66%
2009	0.65% to 0.75%	10,982	276.36 to 136.58	1,773,743	0.61%	25.59% to 25.47%
2008	0.65% to 0.75%	12,067	220.05 to 108.86	1,586,436	1.10%	-32.71% to -32.78%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2012	0.65% to 0.75%	8,765	364.68 to 179.68	1,749,553	0.15%	14.76% to 14.64%
2011	0.65% to 0.75%	9,286	317.77 to 156.73	1,593,732	0.52%	-6.17% to -6.27%
2010	0.65% to 0.75%	10,360	338.68 to 167.21	1,893,791	0.30%	24.53% to 24.40%
2009	0.65% to 0.75%	12,855	271.97 to 134.41	1,911,054	0.29%	33.74% to 33.60%
2008	0.65% to 0.75%	13,930	203.36 to 100.60	1,585,831	0.83%	-38.59% to -38.65%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.65% to 0.75%	3,486	321.36 to 159.13	699,772	2.19%	11.52% to 11.41%
2011	0.65% to 0.75%	4,859	288.16 to 142.84	992,254	4.65%	4.87% to 4.76%
2010	0.65% to 0.75%	4,315	274.79 to 136.35	754,609	7.15%	9.87% to 9.76%
2009	0.65% to 0.75%	3,232	250.10 to 124.22	435,471	12.65%	23.57% to 23.45%
2008	0.65% to 0.75%	2,376	202.39 to 100.62	243,920	7.52%	-17.83% to -17.91%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2012	0.65% to 0.75%	31,019	715.14 to 377.38	15,365,607	1.88%	14.98% to 14.87%
2011	0.65% to 0.75%	35,499	621.97 to 328.54	15,410,589	1.69%	1.10% to 0.99%
2010	0.65% to 0.75%	39,654	615.23 to 325.31	17,128,038	1.83%	13.99% to 13.87%
2009	0.65% to 0.75%	46,496	539.74 to 285.68	17,879,039	2.42%	25.40% to 25.28%
2008	0.65% to 0.75%	52,351	430.41 to 228.04	16,102,865	1.92%	-37.7% to -37.76%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.75%	1,256	$ 110.45	138,731	1.77%	2.75%
2011	0.75%	796	107.50	85,570	1.46%	0.54%
2010	0.75%	1,448	106.92	154,820	1.42%	1.65%
2009	0.75%	1,478	105.18	155,455	2.46%	6.31%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.65% to 0.75%	56,296	321.98 to 160.40	11,572,150	0.69%	17.91% to 17.80%
2011	0.65% to 0.75%	63,445	273.06 to 136.17	11,083,107	0.68%	-2.87% to -2.96%
2010	0.65% to 0.75%	70,567	281.12 to 140.33	12,872,909	0.06%	8.10% to 7.99%
2009	0.75%	134	129.95	17,413	0.13%	29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.65% to 0.75%	17	221.75 to 141.20	3,286	3.08%	18.79% to 18.67%
2011	0.65%	11	186.68	2,053	2.78%	-12.99%
2010	0.65%	11	214.56	2,360	1.01%	7.28%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2012	0.65% to 0.75%	9,226	$ 313.05 to 154.25	$1,578,727	1.20%	17.70% to 17.58%
2011	0.65% to 0.75%	10,422	265.99 to 131.19	1,528,456	1.30%	-2.95% to -3.05%
2010	0.65% to 0.75%	11,827	274.07 to 135.31	1,791,944	1.56%	14.89% to 14.78%
2009	0.65% to 0.75%	14,140	238.54 to 117.89	1,946,358	1.20%	27.86% to 27.73%
2008	0.65% to 0.75%	16,577	186.57 to 92.3	1,800,612	2.08%	-37.37% to -37.44%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.75%	28,578	114.52	3,272,671	1.02%	14.92%
2011	0.75%	32,348	99.65	3,223,476	0.87%	5.71%
2010	0.75%	39,197	94.27	3,695,118	2.26%	29.21%
2009	0.75%	33,122	72.96	2,416,562	2.47%	29.86%
2008	0.75%	30	56.18	1,673	1.68%	-43.82%
NVIT Money Market Fund - Class IV (SAM4)
2012	0.65% to 0.75%	23,882	299.88 to 163.92	4,396,044	0.00%	-0.65% to -0.75%
2011	0.65% to 0.75%	26,922	301.85 to 165.16	4,970,143	0.00%	-0.65% to -0.75%
2010	0.65% to 0.75%	26,084	303.82 to 166.41	5,029,398	0.00%	-0.65% to -0.75%
2009	0.65% to 0.75%	25,334	305.81 to 167.66	5,192,354	0.11%	-0.56% to -0.66%
2008	0.65% to 0.75%	31,515	307.52 to 168.77	6,287,592	2.02%	1.49% to 1.38%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.65% to 0.75%	890	341.50 to 169.10	234,802	1.59%	16.76% to 16.64%
2011	0.65% to 0.75%	690	292.47 to 144.97	136,169	1.42%	5.63% to 5.52%
2010	0.65% to 0.75%	1,018	276.88 to 137.38	178,078	0.00%	12.36% to 12.25%
2009	0.65% to 0.75%	1,299	246.43 to 122.39	193,470	4.64%	20.04% to 19.92%
2008	0.65% to 0.75%	2,258	205.28 to 102.06	316,727	2.13%	-40.99% to -41.05%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.65% to 0.75%	1,454	488.69 to 241.99	614,835	0.54%	17.98% to 17.86%
2011	0.65% to 0.75%	2,191	414.23 to 205.33	815,442	0.47%	-8.98% to -9.07%
2010	0.65% to 0.75%	2,678	455.11 to 225.82	1,117,199	0.50%	26.09% to 25.96%
2009	0.65% to 0.75%	2,507	360.95 to 179.27	798,619	1.11%	41.93% to 41.79%
2008	0.65% to 0.75%	2,749	254.31 to 126.44	619,243	0.76%	-35.99% to -36.06%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.65% to 0.75%	631	338.57 to 164.01	112,570	2.09%	14.00% to 13.88%
2011	0.65% to 0.75%	815	297.00 to 144.02	152,100	1.52%	2.45% to 2.34%
2010	0.65% to 0.75%	966	289.91 to 140.72	169,205	1.71%	13.41% to 13.29%
2009	0.65% to 0.75%	980	255.63 to 124.21	145,906	5.40%	17.33% to 17.21%
2008	0.65% to 0.75%	800	217.87 to 105.97	85,338	1.97%	-35.01% to -35.08%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.65% to 0.75%	1,916	317.07 to 157.00	325,146	2.48%	6.69% to 6.58%
2011	0.65% to 0.75%	2,058	297.19 to 147.31	323,391	3.99%	11.02% to 10.91%
2010	0.65% to 0.75%	2,359	267.69 to 132.81	383,306	1.73%	4.44% to 4.33%
2009	0.65% to 0.75%	2,882	256.31 to 127.30	513,694	2.00%	9.50% to 9.39%
2008	0.65% to 0.75%	1,939	234.08 to 116.37	324,407	4.83%	-2.23% to -2.33%
VP International Fund - Class I (ACVI)
2012	0.65%	879	324.29	285,053	0.75%	20.37%
2011	0.65%	756	269.40	203,668	1.36%	-12.61%
2010	0.65%	730	308.28	225,043	2.44%	12.56%
2009	0.65%	710	273.88	194,456	2.45%	32.90%
2008	0.65% to 0.75%	947	206.08 to 102.36	182,664	0.84%	-45.18% to -45.24%
VP International Fund - Class III (ACVI3)
2008	0.75%	2,777	101.18	280,941	0.83%	-45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.75%	7,726	170.14	1,314,512	1.95%	15.46%
2011	0.75%	11,416	147.36	1,682,304	1.32%	-1.43%
2010	0.75%	13,946	149.51	2,085,035	3.08%	18.36%
2009	0.75%	715	126.31	90,314	3.93%	28.97%
2008	0.75%	451	97.94	44,194	0.06%	-24.91%
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.65% to 0.75%	431	263.40 to 130.30	111,526	0.00%	13.18% to 13.07%
2011	0.65% to 0.75%	758	232.71 to 115.24	174,752	0.00%	0.41% to 0.31%
2010	0.65% to 0.75%	167	231.76 to 114.88	37,301	0.64%	15.33% to 15.22%
2009	0.65% to 0.75%	195	200.95 to 99.70	38,172	0.55%	33.61% to 33.47%
2008	0.65% to 0.75%	2,843	150.4 to 74.70	226,053	0.00%	-41.86% to -41.92%
VP Value Fund - Class I (ACVV)
2009	0.65% to 0.75%	29,987	255.59 to 126.82	4,757,677	5.93%	19.09% to 18.97%
2008	0.65% to 0.75%	27,858	214.63 to 106.6	3,741,114	2.48%	-27.25% to -27.32%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.75%	507	87.30	44,251	0.00%	-49.01%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.65% to 0.75%	8,058	477.33 to 234.39	1,962,837	0.44%	14.99% to 14.87%
2011	0.65% to 0.75%	7,172	415.10 to 204.04	1,557,315	0.62%	-0.09% to -0.19%
2010	0.65% to 0.75%	7,042	415.47 to 204.42	1,532,835	0.69%	25.01% to 24.89%
2009	0.65% to 0.75%	7,515	332.34 to 163.69	1,279,696	3.12%	24.22% to 24.09%
2008	0.65% to 0.75%	6,486	267.55 to 131.91	901,307	0.84%	-31.36% to -31.43%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.65% to 0.75%	2,071	316.95 to 156.79	452,515	3.46%	9.71% to 9.60%
2011	0.65% to 0.75%	3,103	288.89 to 143.05	626,479	1.04%	8.31% to 8.20%
2010	0.65% to 0.75%	1,768	266.73 to 132.21	289,040	3.28%	14.57% to 14.46%
2009	0.65% to 0.75%	2,195	232.81 to 115.51	314,196	3.04%	21.76% to 21.64%
2008	0.65% to 0.75%	2,314	191.20 to 94.96	263,322	2.06%	-30.01% to -30.08%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.65% to 0.75%	293	$ 282.27 to 139.78	$54,634	0.00%	19.78% to 19.66%
2011	0.65% to 0.75%	250	235.66 to 116.81	53,686	0.45%	-14.40% to -14.49%
2010	0.65% to 0.75%	124	275.31 to 136.60	27,342	0.84%	30.30% to 30.17%
2009	0.65% to 0.75%	257	211.29 to 104.94	39,307	1.42%	25.22% to 25.10%
2008	0.65% to 0.75%	623	168.73 to 83.89	60,923	0.88%	-38% to -38.06%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2012	0.65% to 0.75%	282	299.21 to 148.17	54,319	0.53%	9.46% to 9.35%
2011	0.65% to 0.75%	316	273.36 to 135.50	57,844	0.70%	-5.91% to -6.00%
2010	0.65% to 0.75%	313	290.51 to 144.15	61,657	1.13%	12.34% to 12.23%
2009	0.65% to 0.75%	312	258.60 to 128.44	55,041	1.19%	12.74% to 12.63%
2008	0.65% to 0.75%	178	229.36 to 114.03	31,690	0.33%	-29.82% to -29.9%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.65% to 0.75%	1,751	299.49 to 153.41	343,696	4.25%	9.01% to 8.90%
2011	0.65% to 0.75%	1,742	274.74 to 140.87	307,771	4.57%	1.61% to 1.51%
2010	0.65% to 0.75%	2,304	270.38 to 138.77	338,817	5.42%	7.80% to 7.69%
2009	0.65% to 0.75%	1,693	250.82 to 128.86	253,039	7.36%	19.65% to 19.54%
2008	0.65% to 0.75%	1,348	209.62 to 107.80	172,350	6.20%	-7.89% to -7.98%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.65% to 0.75%	13,588	673.48 to 372.62	6,959,737	3.01%	16.55% to 16.43%
2011	0.65% to 0.75%	15,604	577.86 to 320.04	6,894,044	2.43%	0.32% to 0.22%
2010	0.65% to 0.75%	17,136	576.03 to 319.34	7,540,406	1.84%	14.40% to 14.29%
2009	0.65% to 0.75%	20,037	503.50 to 279.41	7,779,689	2.39%	29.36% to 29.24%
2008	0.65% to 0.75%	22,801	389.21 to 216.2	6,910,462	2.42%	-43.03% to -43.08%
High Income Portfolio - Initial Class (FHIP)
2012	0.65% to 0.75%	4,376	499.65 to 246.05	1,831,698	6.03%	13.49% to 13.37%
2011	0.65% to 0.75%	4,363	440.28 to 217.03	1,570,646	6.85%	3.36% to 3.26%
2010	0.65% to 0.75%	4,591	425.97 to 210.19	1,571,532	7.05%	13.09% to 12.97%
2009	0.65% to 0.75%	6,148	376.68 to 186.05	1,868,981	8.56%	43.03% to 42.88%
2008	0.65% to 0.75%	6,421	263.36 to 130.21	1,308,917	8.52%	-25.47% to -25.55%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.65% to 0.75%	4,808	576.10 to 287.26	2,095,454	1.48%	11.75% to 11.64%
2011	0.65% to 0.75%	5,554	515.52 to 257.31	2,179,724	1.85%	-3.19% to -3.29%
2010	0.65% to 0.75%	7,336	532.51 to 266.06	2,964,052	1.78%	13.52% to 13.41%
2009	0.65% to 0.75%	8,110	469.07 to 234.60	2,820,307	2.49%	28.28% to 28.15%
2008	0.65% to 0.75%	9,062	365.67 to 183.07	2,437,327	2.75%	-29.18% to -29.25%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	0.65% to 0.75%	41,545	544.74 to 268.67	14,703,704	1.50%	34.83% to 34.70%
2008	0.65% to 0.75%	45,450	404.02 to 199.47	11,989,117	1.00%	-42.89% to -42.94%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.75%	1,266	172.51	218,402	0.72%	3.95%
2011	0.75%	1,475	165.96	244,788	0.68%	-5.91%
2010	0.75%	1,739	176.38	306,716	0.20%	18.27%
2009	0.75%	10,193	149.13	1,520,112	0.26%	46.47%
2008	0.75%	10,899	101.82	1,109,753	0.00%	-54.75%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.75%	3,156	168.06	530,389	3.04%	16.31%
2011	0.75%	3,272	144.49	472,774	2.40%	0.11%
2010	0.75%	3,046	144.34	439,649	2.27%	14.23%
2009	0.75%	3,237	126.36	409,020	3.40%	29.06%
2008	0.75%	2,976	97.91	291,378	2.90%	-43.13%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.75%	42	142.12	5,969	1.74%	10.85%
2011	0.75%	45	128.21	5,769	1.08%	-1.03%
2010	0.75%	130	129.54	16,840	2.76%	11.89%
2009	0.75%	91	115.77	10,535	4.42%	23.23%
2008	0.75%	93	93.95	8,776	2.79%	-25.64%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.75%	92	142.77	13,134	1.45%	14.62%
2011	0.75%	133	124.56	16,566	2.29%	-3.42%
2010	0.75%	83	128.97	10,705	0.76%	15.13%
2009	0.75%	289	112.02	32,374	2.34%	30.42%
2008	0.75%	378	85.89	32,506	2.02%	-38.54%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.65% to 0.75%	21,753	651.50 to 331.89	9,792,453	0.57%	13.94% to 13.83%
2011	0.65% to 0.75%	25,421	571.77 to 291.57	9,983,908	0.35%	-0.45% to -0.54%
2010	0.65% to 0.75%	29,040	574.33 to 293.16	11,494,088	0.28%	23.37% to 23.25%
2009	0.65% to 0.75%	34,872	465.53 to 237.87	11,158,557	0.46%	27.46% to 27.33%
2008	0.65% to 0.75%	39,068	365.25 to 186.82	9,962,729	0.82%	-47.51% to -47.56%
VIP Growth Portfolio - Service Class (FGS)
2012	0.75%	2,449	166.08	406,721	0.48%	13.69%
2011	0.75%	2,807	146.08	410,051	0.27%	-0.61%
2010	0.75%	2,692	146.97	395,647	0.24%	23.13%
2009	0.75%	2,406	119.36	287,187	0.44%	27.19%
2008	0.75%	2,436	93.85	228,586	0.80%	-47.63%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.75%	3,552	138.68	492,589	5.65%	13.44%
2011	0.75%	3,866	122.24	472,598	7.00%	3.27%
2010	0.75%	3,518	118.37	416,437	8.87%	13.03%
2009	0.75%	3,120	104.73	326,763	8.76%	42.74%
2008	0.75%	3,201	73.37	234,856	9.28%	-25.44%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2012	0.65% to 0.75%	13,281	$ 557.19 to 276.06	$5,301,968	2.21%	5.21% to 5.11%
2011	0.65% to 0.75%	14,435	529.59 to 262.65	5,694,951	3.46%	6.64% to 6.53%
2010	0.65% to 0.75%	12,747	496.62 to 246.55	4,347,556	3.65%	7.11% to 7.00%
2009	0.65% to 0.75%	13,220	463.67 to 230.42	4,167,586	9.33%	14.97% to 14.86%
2008	0.65% to 0.75%	14,146	403.28 to 200.61	3,875,122	4.28%	-3.88% to -3.97%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.75%	343	154.95	53,149	2.16%	4.98%
2011	0.75%	355	147.61	52,400	3.18%	6.41%
2010	0.75%	378	138.72	52,435	4.29%	6.87%
2009	0.75%	387	129.79	50,230	12.10%	14.81%
2008	0.75%	513	113.05	57,992	3.52%	-4.07%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.65% to 0.75%	11,124	566.60 to 280.57	3,664,811	0.51%	14.01% to 13.89%
2011	0.65% to 0.75%	11,801	496.99 to 246.35	3,595,947	0.13%	-11.29% to -11.38%
2010	0.65% to 0.75%	14,945	560.27 to 277.99	4,940,750	0.30%	27.87% to 27.74%
2009	0.65% to 0.75%	14,238	438.16 to 217.62	3,667,257	0.66%	39.11% to 38.97%
2008	0.65% to 0.75%	14,481	314.98 to 156.6	2,700,803	0.36%	-39.9% to -39.96%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.65% to 0.75%	4,913	454.52 to 205.17	1,899,181	1.89%	19.96% to 19.84%
2011	0.65% to 0.75%	5,754	378.90 to 171.21	1,858,078	1.36%	-17.70% to -17.78%
2010	0.65% to 0.75%	6,206	460.39 to 208.24	2,388,692	1.17%	12.38% to 12.27%
2009	0.65% to 0.75%	11,028	409.67 to 185.48	3,951,515	2.09%	25.71% to 25.58%
2008	0.65% to 0.75%	13,407	325.88 to 147.69	3,785,699	2.59%	-44.17% to -44.23%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	0.75%	16,474	138.72	2,285,337	1.99%	19.81%
2011	0.75%	17,378	115.79	2,012,152	1.43%	-17.76%
2010	0.75%	16,758	140.80	2,359,488	1.34%	12.23%
2009	0.75%	30,367	125.45	3,809,687	2.59%	25.66%
2008	0.75%	28,589	99.84	2,854,329	2.84%	-44.23%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.75%	18	193.17	3,477	1.94%	19.64%
2011	0.75%	18	161.46	2,906	1.10%	-17.85%
2010	0.75%	25	196.53	4,913	1.50%	12.15%
2009	0.75%	29	175.24	5,082	2.45%	25.49%
2008	0.75%	33	139.64	4,591	2.51%	-44.28%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.75%	1,832	137.57	252,022	1.96%	19.77%
2011	0.75%	1,824	114.86	209,510	1.36%	-17.92%
2010	0.75%	1,636	139.94	228,939	1.82%	12.17%
2009	0.75%	1,501	124.76	187,265	2.86%	25.55%
2008	0.75%	1,475	99.37	146,543	3.03%	-44.30%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.65% to 0.75%	1,405	453.35 to 224.49	412,216	0.50%	26.28% to 26.15%
2011	0.65% to 0.75%	1,523	359.01 to 177.96	349,969	0.96%	-9.44% to -9.53%
2010	0.65% to 0.75%	1,147	396.42 to 196.70	236,997	0.45%	25.64% to 25.51%
2009	0.65% to 0.75%	1,499	315.54 to 156.72	241,910	0.57%	56.38% to 56.22%
2008	0.65% to 0.75%	1,726	201.78 to 100.32	178,743	0.70%	-51.49% to -51.54%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.65% to 0.75%	5,049	378.75 to 187.55	1,137,199	1.83%	11.45% to 11.34%
2011	0.65% to 0.75%	4,854	339.85 to 168.46	977,605	1.67%	5.61% to 5.50%
2010	0.65% to 0.75%	4,474	321.81 to 159.68	838,258	1.92%	20.16% to 20.04%
2009	0.65% to 0.75%	4,372	267.82 to 133.02	673,777	1.95%	16.91% to 16.79%
2008	0.65% to 0.75%	4,349	229.08 to 113.89	587,843	2.05%	-27.42% to -27.49%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.65% to 0.75%	7,161	498.61 to 246.90	2,007,455	1.04%	17.98% to 17.86%
2011	0.65% to 0.75%	10,414	422.62 to 209.49	2,545,179	1.17%	-4.15% to -4.25%
2010	0.65% to 0.75%	4,002	440.92 to 218.78	971,283	0.73%	27.66% to 27.53%
2009	0.65% to 0.75%	13,961	345.39 to 171.55	2,817,418	2.10%	28.70% to 28.58%
2008	0.65% to 0.75%	14,177	268.36 to 133.42	2,251,374	1.45%	-33.31% to -33.37%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.75%	1,120	182.29	204,160	1.39%	12.31%
2011	0.75%	1,254	162.31	203,532	0.56%	-16.49%
2010	0.75%	5,225	194.35	1,015,472	1.65%	16.64%
2009	0.75%	5,763	166.63	960,284	4.81%	71.34%
2008	0.75%	7,028	97.25	683,453	2.86%	-53.03%
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	0.65% to 0.75%	1,135	436.94 to 216.37	472,985	2.94%	17.83% to 17.71%
2011	0.65% to 0.75%	1,347	370.83 to 183.82	479,314	2.06%	-11.02% to -11.11%
2010	0.65% to 0.75%	1,219	416.78 to 206.80	484,531	2.16%	7.97% to 7.86%
2009	0.65% to 0.75%	708	386.01 to 191.72	238,128	3.30%	36.45% to 36.32%
2008	0.65% to 0.75%	609	282.89 to 140.65	138,175	2.57%	-40.62% to -40.68%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.75%	7,790	192.30	1,497,990	6.09%	14.20%
2011	0.75%	9,050	168.39	1,523,900	6.27%	-1.57%
2010	0.75%	5,475	171.07	936,616	1.83%	13.52%
2009	0.75%	2,269	150.69	341,918	16.64%	17.80%
2008	0.75%	2,346	127.92	300,040	3.19%	5.41%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.75%	119	91.56	10,896	0.02%	-2.28%
2010	0.75%	135	93.69	12,649	2.28%	9.43%
2009	0.75%	138	85.62	11,815	2.50%	29.28%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.65% to 0.75%	3,795	$349.08 to 174.79	$1,049,719	2.92%	3.93% to 3.82%
2011	0.65% to 0.75%	4,123	335.89 to 168.36	1,072,925	3.30%	-0.36% to -0.46%
2010	0.65% to 0.75%	3,318	337.10 to 169.13	736,539	4.71%	4.60% to 4.50%
2009	0.65% to 0.75%	4,863	322.27 to 161.85	1,148,337	8.69%	12.59% to 12.48%
2008	0.65% to 0.75%	5,419	286.22 to 143.89	1,191,262	4.42%	-13.99% to -14.08%
International Portfolio - S Class Shares (AMINS)
2008	0.75%	12,547	78.02	978,954	0.00%	-46.84%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	0.65%	368	468.71	172,486	0.00%	11.68%
2011	0.65%	370	419.68	155,281	0.00%	-0.18%
2010	0.65%	151	420.42	63,483	0.00%	28.26%
2009	0.65%	69	327.78	22,617	0.00%	30.75%
2008	0.65% to 0.75%	319	250.70 to 124.64	47,833	0.00%	-43.74% to -43.79%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	0.65%	3,427	280.57	961,507	0.42%	15.84%
2011	0.65%	3,739	242.20	905,583	0.00%	-11.93%
2010	0.65%	4,371	275.01	1,202,074	0.63%	14.92%
2009	0.65%	6,144	239.31	1,470,338	2.53%	55.06%
2008	0.65% to 0.75%	9,718	154.33 to 76.35	1,293,903	0.53%	-52.7% to -52.75%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.75%	13,973	70.11	979,682	0.99%	-46.35%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.75%	130	136.65	17,764	0.00%	8.01%
2011	0.75%	126	126.52	15,941	0.00%	-1.80%
2010	0.75%	109	128.83	14,043	0.00%	18.72%
2009	0.75%	107	108.52	11,612	0.00%	21.84%
2008	0.65% to 0.75%	36	179.15 to 89.07	3,592	0.00%	-39.87% to -39.93%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.65% to 0.75%	7,202	362.05 to 179.28	1,405,409	0.20%	10.26% to 10.15%
2011	0.65% to 0.75%	10,856	328.36 to 162.76	2,025,286	0.45%	-3.71% to -3.80%
2010	0.65% to 0.75%	1,637	341.00 to 169.20	285,739	0.01%	22.06% to 21.94%
2009	0.65% to 0.75%	34,993	279.37 to 138.76	5,753,948	2.37%	30.58% to 30.44%
2008	0.65% to 0.75%	34,695	213.96 to 106.37	4,379,074	2.22%	-39.84% to -39.9%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.65% to 0.75%	6,107	218.22 to 108.28	792,291	0.36%	43.58% to 43.44%
2008	0.65% to 0.75%	6,460	151.98 to 75.49	596,773	0.15%	-45.87% to -45.93%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.75%	8,038	168.46	1,354,042	2.09%	20.32%
2011	0.75%	8,628	140.01	1,207,986	1.27%	-8.95%
2010	0.75%	8,518	153.77	1,309,850	1.67%	15.11%
2009	0.75%	8,754	133.59	1,169,456	3.07%	38.65%
2008	0.75%	11,025	96.35	1,062,309	1.50%	-40.64%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.65% to 0.75%	4,755	383.40 to 189.67	1,788,996	2.20%	20.48% to 20.36%
2011	0.65% to 0.75%	8,428	318.24 to 157.59	2,649,978	0.21%	-8.88% to -8.97%
2010	0.65% to 0.75%	1,053	349.26 to 173.12	327,966	1.94%	15.21% to 15.10%
2009	0.65% to 0.75%	1,714	303.14 to 150.41	474,990	2.32%	38.87% to 38.73%
2008	0.65% to 0.75%	1,787	218.30 to 108.42	352,503	1.47%	-40.58% to -40.64%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.65% to 0.75%	1,699	289.52 to 143.22	303,320	0.98%	16.11% to 16.00%
2011	0.65% to 0.75%	2,395	249.35 to 123.47	398,684	0.96%	-0.66% to -0.76%
2010	0.65% to 0.75%	3,351	251.01 to 124.42	521,742	1.13%	15.36% to 15.24%
2009	0.65% to 0.75%	4,129	217.59 to 107.96	568,569	2.06%	27.45% to 27.33%
2008	0.65% to 0.75%	4,285	170.72 to 84.79	454,985	1.51%	-38.87% to -38.93%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.65% to 0.75%	1,587	471.80 to 233.63	398,876	0.58%	17.22% to 17.10%
2011	0.65% to 0.75%	1,873	402.49 to 199.51	410,417	1.44%	-2.84% to -2.94%
2010	0.65% to 0.75%	14,139	414.27 to 205.55	3,444,200	0.72%	22.61% to 22.48%
2009	0.65% to 0.75%	10,977	337.89 to 167.82	2,186,381	0.94%	36.31% to 36.17%
2008	0.65% to 0.75%	11,466	247.89 to 123.24	1,675,924	0.51%	-38.23% to -38.29%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.65% to 0.75%	2,536	203.35 to 101.66	295,330	0.00%	1.68% to 1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.75%	2,437	133.70	325,828	5.25%	4.71%
2011	0.75%	2,449	127.69	312,713	2.00%	7.71%
2010	0.75%	2,244	118.55	266,022	1.40%	8.66%
2009	0.75%	2,269	109.10	247,553	1.03%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.75%	17,011	121.09	2,059,790	1.90%	5.06%
2011	0.75%	19,287	115.25	2,222,888	1.74%	0.35%
2010	0.75%	2,516	114.85	288,959	1.60%	4.50%
2009	0.75%	3,327	109.90	365,645	1.66%	9.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	0.65% to 0.75%	1,125	307.29 to $ 152.17	183,910	1.56%	18.36% to 18.24%
2011	0.65% to 0.75%	974	259.62 to 128.69	125,343	1.17%	-5.26% to -5.35%
2010	0.65% to 0.75%	874	274.03 to 135.97	118,835	1.72%	13.64% to 13.52%
2009	0.75%	782	119.77	93,660	2.96%	28.84%
2008	0.65% to 0.75%	670	186.97 to 92.96	62,259	2.21%	-39.09% to -39.16%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	0.65% to 0.75%	232	$ 337.61 to 167.18	$49,867	2.13%	21.12% to 21.00%
2011	0.65% to 0.75%	264	278.73 to 138.16	49,128	3.28%	-17.47% to -17.55%
2010	0.65% to 0.75%	243	337.73 to 167.58	51,611	3.70%	9.31% to 9.20%
2009	0.65% to 0.75%	265	308.96 to 153.45	52,639	0.00%	23.83% to 23.70%
2008	0.65% to 0.75%	268	249.51 to 124.05	42,250	2.21%	-44.31% to -44.37%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.65% to 0.75%	538	321.68 to 159.29	101,777	0.26%	13.49% to 13.37%
2011	0.65% to 0.75%	989	283.46 to 140.50	219,727	0.00%	-18.38% to -18.46%
2010	0.65% to 0.75%	510	347.29 to 172.32	103,104	1.46%	20.02% to 19.90%
2009	0.65% to 0.75%	529	289.37 to 143.72	82,292	0.98%	62.83% to 62.67%
2008	0.65% to 0.75%	524	177.71 to 88.35	46,528	0.00%	-37.44% to -37.5%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.65% to 0.75%	791	194.14 to 97.01	77,121	0.00%	-2.93% to -2.99%	****
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2012	0.65%	14	289.75	4,057	0.98%	16.94%
2011	0.65%	45	247.78	11,150	0.89%	-3.68%
2010	0.65%	46	257.24	11,833	0.48%	6.66%
2009	0.65%	75	241.18	18,089	0.43%	47.04%
2008	0.65% to 0.75%	1,028	164.02 to 81.55	94,465	0.97%	-52.08% to -52.13%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.75%	7,757	109.26	847,562	0.00%	40.73%
2008	0.75%	6,485	77.64	503,488	0.12%	-43.08%
Equity Income Portfolio - II (TREI2)
2009	0.75%	3,440	100.23	344,788	2.10%	24.32%
2008		3,139	80.62	253,095	2.19%	-36.74%
Health Sciences Portfolio - II (TRHS2)
2012	0.75%	1,074	150.77	161,922	0.00%	30.02%
2011	0.75%	352	115.96	40,817	0.00%	9.56%
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.75%	573	109.25	62,600	3.73%	0.55%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.65% to 0.75%	2,078	516.48 to 260.12	758,940	1.64%	4.86% to 4.76%
2011	0.65% to 0.75%	1,155	492.52 to 248.30	514,402	9.17%	7.44% to 7.33%
2010	0.65% to 0.75%	1,603	458.41 to 231.33	675,108	3.63%	5.51% to 5.40%
2009	0.65% to 0.75%	1,647	434.48 to 219.47	642,267	3.91%	5.29% to 5.19%
2008	0.65% to 0.75%	1,759	412.63 to 208.65	640,797	8.71%	2.94% to 2.83%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.65% to 0.75%	6,398	600.39 to 295.23	2,589,216	0.00%	28.97% to 28.84%
2011	0.65% to 0.75%	3,984	465.54 to 229.15	1,429,216	1.35%	-26.22% to -26.29%
2010	0.65% to 0.75%	5,561	630.97 to 310.89	2,873,470	0.66%	26.02% to 25.89%
2009	0.65% to 0.75%	6,942	500.70 to 246.95	2,903,384	0.17%	111.80% to 111.58%
2008	0.65% to 0.75%	8,548	236.41 to 116.71	1,691,768	0.00%	-65.01% to -65.04%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.65% to 0.75%	4,527	955.53 to 432.09	2,748,463	0.70%	2.71% to 2.61%
2011	0.65% to 0.75%	2,133	930.27 to 421.09	1,887,014	0.94%	-16.99% to -17.07%
2010	0.65% to 0.75%	1,623	1,120.69 to 507.79	1,690,777	0.41%	28.40% to 28.27%
2009	0.65% to 0.75%	2,226	872.82 to 395.88	1,830,812	0.27%	56.51% to 56.36%
2008	0.65% to 0.75%	2,520	557.66 to 253.19	1,316,379	0.32%	-46.47% to -46.53%
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2012	0.95%	1,915	187.53	359,125	2.45%	12.33%
2011	0.95%	2,022	166.95	337,582	2.32%	9.23%
2010	0.95%	2,121	152.85	324,201	3.53%	13.63%
2009	0.95%	2,036	134.52	273,884	6.30%	15.67%
2008	0.95%	1,913	116.30	222,433	3.11%	-31.57%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2012	0.95%	1,051	191.27	201,028	6.92%	13.21%
2011	0.95%	1,537	168.95	259,675	7.27%	5.93%
2010	0.95%	1,565	159.50	249,615	8.95%	11.04%
2009	0.95%	1,718	143.63	246,764	6.78%	37.54%
2008	0.95%	920	104.43	96,062	7.30%	-22.69%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2012	0.95%	3,184	227.26	723,591	1.14%	14.72%
2011	0.95%	3,283	198.10	650,365	0.96%	-2.96%
2010	0.95%	2,985	204.15	609,376	1.17%	24.18%
2009	0.95%	2,938	164.39	482,975	2.30%	39.05%
2008	0.95%	2,759	118.23	326,186	1.43%	-42.37%
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2012	0.95%	1,354	150.96	204,394	2.62%	3.04%
2011	0.95%	1,362	146.50	199,539	3.30%	6.64%
2010	0.95%	1,360	137.39	186,845	4.46%	5.49%
2009	0.95%	1,349	130.23	175,683	5.46%	4.94%
2008	0.95%	1,145	124.10	142,040	4.08%	4.23%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.75%	3,063	139.90	428,524	1.13%	18.28%
2011	0.75%	3,305	118.28	390,909	0.32%	-7.90%
2010	0.75%	28,620	128.42	3,675,388	1.46%	7.86%
2009	0.75%	18	119.06	2,143	0.00%	19.06%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2012	0.65% to 0.75%	956	$ 206.06 to 101.73	$196,260	0.00%	16.97% to 16.85%
2011	0.65% to 0.75%	1,696	176.16 to 87.06	297,969	0.00%	-0.23% to -0.33%
2010	0.65% to 0.75%	1,637	176.56 to 87.34	288,673	0.00%	34.66% to 34.53%
2009	0.65% to 0.75%	1,750	131.11 to 64.92	229,048	0.00%	39.39% to 39.26%
2008	0.65% to 0.75%	14,620	94.06 to 46.62	772,975	0.00%	-44.72% to -44.77%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	0.65%	234	323.78	75,764	0.10%	14.77%
2011	0.65%	360	282.11	101,558	0.12%	-6.13%
2010	0.65%	355	300.53	106,688	0.78%	22.95%
2009	0.65%	385	244.42	94,103	0.00%	46.78%
2008	0.65% to 0.75%	6,287	166.52 to 82.54	551,933	1.91%	-40.49% to -40.55%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.75%	1,209	167.56	202,585	0.00%	7.06%
2011	0.75%	1,620	156.51	253,544	0.00%	-5.31%
2010	0.75%	23	165.28	3,801	0.00%	25.83%
2009	0.75%	797	131.36	104,692	0.00%	31.36%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	348	146.33	50,923	0.00%	-9.49%
2010	0.75%	696	161.67	112,524	0.00%	23.59%
2009	0.75%	823	130.82	107,662	0.00%	55.92%
2008	0.75%	35	83.90	2,903	0.09%	-44.32%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.75%	27,235	194.93	5,308,787	0.48%	-32.84%
2010	0.75%	8,762	290.24	2,543,075	0.58%	24.10%
2009	0.75%	9,542	233.88	2,231,704	0.47%	77.73%
2008	0.75%	11,445	131.59	1,506,018	2.71%	-52.57%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.65% to 0.75%	557	239.74 to 118.84	66,555	0.11%	-8.51% to -8.60%
2010	0.65% to 0.75%	1,147	262.03 to 130.02	149,524	0.86%	14.74% to 14.63%
2009	0.65% to 0.75%	1,138	228.37 to 113.43	129,423	0.71%	20.29% to 20.17%
2008	0.65% to 0.75%	1,141	189.84 to 94.38	113,816	0.00%	-42.87% to -42.92%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.65% to 0.75%	930	334.43 to 165.77	167,322	0.00%	-7.76% to -7.85%
2010	0.65% to 0.75%	935	362.56 to 179.90	181,903	0.00%	18.01% to 17.89%
2009	0.65% to 0.75%	1,104	307.23 to 152.60	180,062	0.00%	41.45% to 41.31%
2008	0.65% to 0.75%	1,213	217.2 to 107.99	143,640	0.00%	-47.37% to -47.42%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	0.75%	1,747	152.40	266,249	7.70%	7.33%
2010	0.75%	1,788	141.99	253,878	3.72%	5.41%
2009	0.75%	1,728	134.71	232,774	4.36%	5.19%
2008	0.75%	2,264	128.06	289,963	5.44%	2.93%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.75%	3,176	215.51	684,458	1.02%	-26.31%
2010	0.75%	3,486	292.45	1,019,497	0.68%	25.92%
2009	0.75%	3,891	232.26	903,725	0.19%	111.80%
2008	0.75%	4,388	109.66	481,203	0.00%	-65.01%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.75%	5,282	299.34	1,581,093	1.07%	-17.02%
2010	0.75%	4,775	360.73	1,722,505	0.42%	28.29%
2009	0.75%	3,089	281.19	868,582	0.21%	56.44%
2008	0.75%	2,176	179.74	391,156	0.27%	-46.50%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.75%	135	122.06	16,479	1.25%	7.43%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.65%	127	243.45	30,919	8.46%	7.06%
2009	0.65%	73	227.41	16,601	4.77%	13.70%	****
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.75%	19	110.73	2,104	3.03%	13.86%
2008	0.65% to 0.75%	17	195.62 to 97.25	1,691	1.81%	-34.22% to -34.29%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.65%	149	381.84	56,894	3.78%	7.31%
2008	0.65% to 0.75%	208	355.83 to 176.91	74,031	2.53%	-33.37% to -33.44%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.75%	664	155.94	103,542	4.36%	7.17%
2008	0.75%	672	145.50	97,847	3.27%	-33.40%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2009	0.75%	8	133.45	1,068	0.00%	33.45%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65% to 0.75%	3,342	56.44 to 28.09	96,191	8.70%	-2.51% to -2.61%
2010	0.65% to 0.75%	3,016	57.89 to 28.84	93,750	6.85%	13.94% to 13.83%
2009	0.65% to 0.75%	2,851	50.81 to 25.34	74,577	0.00%	25.93% to 25.80%
2008	0.65% to 0.75%	2,571	40.35 to 20.14	53,708	6.78%	-79.03% to -79.05%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.65% to 0.75%	260	77.21 to 38.27	9,950	9.21%	-2.97% to -3.07%
2010	0.65% to 0.75%	284	79.57 to 39.48	11,212	9.21%	14.07% to 13.96%
2009	0.65% to 0.75%	401	69.75 to 34.65	17,228	0.00%	24.50% to 24.38%
2008	0.65% to 0.75%	494	56.03 to 27.85	15,528	9.88%	-78.81% to -78.83%
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.65% to 0.75%	2,889	359.50 to 227.22	867,064	2.73%	-26.04% to -26.11%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.65%	11	$281.97	$3,102	1.17%	21.76%
2008	0.65% to 0.75%	111	231.58 to 115.14	14,124	0.69%	-36.65% to -36.72%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.65% to 0.75%	143	292.03 to 145.05	41,320	0.00%	30.90% to 30.77%
2008	0.65% to 0.75%	147	223.1 to 110.92	32,551	0.00%	-46.62% to -46.68%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.75%	101	106.18	10,724	0.00%	30.95%
2008	0.75%	85	81.08	6,911	0.00%	-46.62%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.65% to 0.75%	447	291.84 to 144.95	116,792	0.30%	18.39% to 18.27%
2008	0.65% to 0.75%	563	246.51 to 122.56	125,543	0.31%	-25.7% to -25.77%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.75%	956	107.02	102,310	0.35%	18.22%
2008	0.75%	1,005	90.52	90,967	0.29%	-25.79%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.65% to 0.75%	9,203	439.94 to 278.05	3,232,475	0.00%	-46.45% to -46.51%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.65% to 0.75%	411	290.18 to 144.13	111,379	0.00%	51.48% to 51.33%
2008	0.65% to 0.75%	446	191.57 to 95.24	79,642	0.00%	-48.9% to -48.96%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.75%	1,201	109.30	131,270	0.00%	51.31%
2008	0.75%	1,266	72.24	91,429	0.00%	-48.97%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.65% to 0.75%	1,750	291.54 to 144.80	285,974	0.00%	25.02% to 24.90%
2008	0.65% to 0.75%	2,091	233.19 to 115.93	274,015	0.00%	-41.67% to -41.73%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (obsolete) (VWRER)
2008	0.75%	2,304	89.83	207,011	5.67%	-55.44%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	0.65% to 0.75%	1,632	246.68 to 122.03	293,822	5.44%	-55.41% to -55.45%

2012	Contract owners equity:			$149,670,748
2011	Contract owners equity:			$154,369,686
2010	Contract owners equity:			$174,245,719
2009	Attributable to Nationwide Life and Annuity Insurance Company:			233,229
2009	Contract owners equity:			$169,679,323
2008	Attributable to Nationwide Life and Annuity Insurance Company:			167,962
2008	Contract owners equity:			$140,907,420

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.